UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 27.1%
Aerospace & Defense 0.3%
L-3 Communications Corp.
02/15/21	4.950%	$4,080,000	$4,071,126
Raytheon Co. Senior Unsecured
08/15/27	7.200%	1,870,000	2,330,512
Total			6,401,638
Airlines —%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	353,361	356,011
Banking 6.0%
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	3,475,000	3,854,234
Barclays Bank PLC (a) Senior Unsecured
09/22/16	5.000%	7,115,000	7,653,904
Barclays Bank PLC (a)(b)(c)
12/31/49	7.375%	9,015,000	9,163,747
Capital One Financial Corp. Senior Unsecured
09/15/11	5.700%	3,855,000	3,893,704
05/23/14	7.375%	1,115,000	1,273,146
Capital One/IV (c)
02/17/37	6.745%	4,775,000	4,840,656
Capital One/V
08/15/39	10.250%	3,990,000	4,229,400
Citigroup, Inc. Subordinated Notes
08/27/12	5.625%	14,770,000	15,430,101
Comerica Bank Subordinated Notes
08/22/17	5.200%	2,270,000	2,424,646
Discover Bank Subordinated Notes
11/18/19	8.700%	5,950,000	7,177,842
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	4,140,000	4,175,964
ING Bank NV Senior Unsecured (a)(b)
03/15/16	4.000%	3,840,000	3,886,226
JPMorgan Chase Capital XVIII
08/17/36	6.950%	380,000	377,411
JPMorgan Chase Capital XXIII (c)
05/15/47	1.261%	940,000	743,297
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	11,535,000	11,605,571
JPMorgan Chase & Co. (c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
04/29/49	7.900%	$1,575,000	$1,691,692
KeyCorp Senior Unsecured
03/24/21	5.100%	8,625,000	8,784,502
Lloyds TSB Bank PLC Bank Guaranteed (a)(b)
01/12/15	4.375%	6,200,000	6,292,405
M&I Marshall & Ilsley Bank Senior Unsecured
09/08/11	5.300%	1,076,000	1,082,707
Merrill Lynch & Co., Inc. Senior Unsecured
04/25/13	6.150%	1,400,000	1,503,228
02/03/14	5.000%	5,975,000	6,432,763
Subordinated Notes
05/02/17	5.700%	2,215,000	2,307,144
National City Bank Subordinated Notes
12/15/11	6.200%	715,000	732,506
National City Corp. Senior Unsecured
01/15/15	4.900%	2,490,000	2,721,336
Scotland International Finance No. 2 BV Bank Guaranteed (a)(b)
05/23/13	4.250%	1,700,000	1,701,985
State Street Corp.
03/15/18	4.956%	3,590,000	3,807,084
Senior Unsecured
03/07/16	2.875%	2,145,000	2,176,036
Wells Fargo & Co. Senior Unsecured
06/15/16	3.676%	12,115,000	12,446,212
Total			132,409,449
Brokerage 0.1%
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	1,465,000	1,691,650
Chemicals 0.8%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	2,975,000	3,341,868
05/15/18	5.700%	2,485,000	2,753,663
05/15/19	8.550%	3,565,000	4,596,868
11/15/20	4.250%	2,730,000	2,664,354
05/15/39	9.400%	150,000	222,492
Lubrizol Corp. Senior Unsecured
02/01/19	8.875%	2,985,000	3,882,178
Total			17,461,423

1

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.4%
Ingersoll-Rand Global Holding Co., Ltd. (a)
04/15/14	9.500%	$4,110,000	$4,935,079
Tyco International Ltd./Finance SA (a)
01/15/21	6.875%	2,875,000	3,380,163
Total			8,315,242
Electric 2.9%
American Electric Power Co., Inc. Senior Unsecured
06/01/15	5.250%	4,060,000	4,461,972
Carolina Power & Light Co. 1st Mortgage
09/15/13	5.125%	2,545,000	2,769,367
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%	3,685,000	4,211,741
09/15/17	6.150%	1,975,000	2,285,741
08/01/20	4.000%	4,425,000	4,382,383
03/15/36	5.900%	750,000	786,122
Senior Unsecured
07/15/18	6.950%	1,495,000	1,707,888
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	180,000	213,605
Detroit Edison Co. (The) 1st Mortgage
10/01/20	3.450%	6,155,000	5,984,519
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	335,000	364,816
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	355,000	400,540
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%	925,000	1,043,501
FPL Energy National Wind LLC Senior Secured (b)
03/10/24	5.608%	635,690	648,938
Georgia Power Co. Senior Unsecured
06/01/17	5.700%	1,185,000	1,356,385
09/01/40	4.750%	5,805,000	5,318,042
MidAmerican Energy Holdings Co. Senior Unsecured
10/01/12	5.875%	1,655,000	1,755,023
Nevada Power Co.
09/15/40	5.375%	7,245,000	7,124,235
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	2,140,000	2,268,158

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC Senior Secured
09/01/13	5.950%	$915,000	$997,958
Peco Energy Co. 1st Mortgage
03/01/18	5.350%	2,175,000	2,424,431
Southern California Edison Co. 1st Mortgage
01/15/16	5.000%	2,500,000	2,797,970
09/01/40	4.500%	3,230,000	2,928,712
Southern Co. Senior Unsecured
01/15/12	5.300%	2,050,000	2,101,439
Virginia Electric and Power Co. Senior Unsecured
11/30/12	5.100%	3,140,000	3,325,543
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	2,005,000	2,084,743
Total			63,743,772
Entertainment 0.2%
Time Warner, Inc.
11/15/36	6.500%	3,885,000	4,141,872
Food and Beverage 1.5%
Anheuser-Busch InBev Worldwide, Inc. (a)
04/15/15	3.625%	9,060,000	9,585,208
01/15/19	7.750%	2,180,000	2,742,536
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	3,600,000	3,777,203
General Mills, Inc. Senior Unsecured
03/17/15	5.200%	6,090,000	6,782,134
Kraft Foods, Inc. Senior Unsecured
02/09/16	4.125%	8,430,000	9,014,174
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	1,995,000	2,115,049
Total			34,016,304
Gas Distributors 0.4%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	2,825,000	3,267,065
03/15/19	8.500%	2,760,000	3,520,813

2

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Distributors (continued)
Sempra Energy Senior Unsecured
06/01/16	6.500%	$2,390,000	$2,767,835
Total			9,555,713
Gas Pipelines 1.0%
Energy Transfer Partners LP Senior Unsecured
07/01/13	6.000%	230,000	248,561
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/15	5.625%	1,210,000	1,350,071
01/15/38	6.950%	2,600,000	2,823,878
09/01/39	6.500%	465,000	482,847
Nisource Finance Corp.
09/15/17	5.250%	685,000	740,914
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	1,420,000	1,608,404
05/01/19	8.750%	3,125,000	3,931,309
01/15/20	5.750%	640,000	693,807
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	3,015,000	3,777,870
TransCanada PipeLines Ltd. (a)(c)
05/15/67	6.350%	7,240,000	7,278,119
Total			22,935,780
Healthcare Insurance 0.1%
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	2,260,000	2,562,571
Home Construction —%
D.R. Horton, Inc.
09/15/14	5.625%	365,000	378,687
Independent Energy 0.5%
Canadian Natural Resources Ltd. Senior Unsecured (a)
03/15/38	6.250%	4,965,000	5,402,282
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,510,000	1,775,777
Nexen, Inc. (a)
Senior Unsecured
03/10/35	5.875%	1,260,000	1,193,107
07/30/39	7.500%	1,880,000	2,102,885
Total			10,474,051
Integrated Energy 0.4%
Hess Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
Senior Unsecured
08/15/31	7.300%	$2,296,000	$2,744,822
02/15/41	5.600%	1,764,000	1,721,647
Shell International Finance BV (a)
03/25/40	5.500%	4,325,000	4,524,313
Total			8,990,782
Life Insurance 1.2%
ING Groep NV (a)(c)
12/29/49	5.775%	5,865,000	5,395,800
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	4,575,000	5,773,184
MetLife Capital Trust X (b)
04/08/38	9.250%	1,470,000	1,793,400
MetLife, Inc. (c)
08/01/69	10.750%	4,070,000	5,728,525
Prudential Financial, Inc. Senior Unsecured
06/15/19	7.375%	4,840,000	5,739,780
Prudential Financial, Inc. (c)
06/15/38	8.875%	2,280,000	2,661,900
Total			27,092,589
Media Cable 1.0%
Comcast Corp.
11/15/15	5.850%	6,775,000	7,683,371
03/01/20	5.150%	2,175,000	2,341,803
08/15/37	6.950%	730,000	824,078
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	3,170,000	3,215,978
Time Warner Cable, Inc.
02/01/15	3.500%	3,105,000	3,238,782
05/01/17	5.850%	4,465,000	5,021,129
Total			22,325,141
Media Non-Cable 1.0%
NBCUniversal Media LLC Senior Unsecured (b)
04/01/16	2.875%	12,160,000	12,179,492
News America, Inc.
03/15/33	6.550%	1,295,000	1,384,069
12/15/35	6.400%	4,335,000	4,533,396
News America, Inc. (b)
02/15/41	6.150%	4,515,000	4,472,721
Total			22,569,678
Metals 0.6%
ArcelorMittal (a) Senior Unsecured
10/15/39	7.000%	3,400,000	3,437,720
03/01/41	6.750%	1,315,000	1,303,373
Nucor Corp. Senior Unsecured

3

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
06/01/13	5.000%	$1,995,000	$2,143,737
06/01/18	5.850%	3,585,000	4,093,088
Vale Overseas Ltd. (a)
11/21/36	6.875%	2,980,000	3,235,642
Total			14,213,560
Non-Captive Consumer 0.1%
Discover Financial Services Senior Unsecured
07/15/19	10.250%	1,490,000	1,925,302
Non-Captive Diversified —%
General Electric Capital Corp. Senior Unsecured
09/16/20	4.375%	5,000	4,943
Oil Field Services 0.1%
Halliburton Co. Senior Unsecured
09/15/18	5.900%	1,495,000	1,724,714
Weatherford International Ltd. (a)
03/15/38	7.000%	1,035,000	1,125,212
Total			2,849,926
Other Industry 0.2%
President and Fellows of Harvard College Senior Notes
10/15/40	4.875%	3,490,000	3,416,347
President and Fellows of Harvard College (b)
01/15/39	6.500%	1,160,000	1,402,730
Total			4,819,077
Pharmaceuticals 0.5%
Johnson & Johnson Senior Unsecured
05/15/21	3.550%	4,995,000	4,950,160
05/15/41	4.850%	3,785,000	3,663,626
Wyeth
02/15/16	5.500%	1,755,000	2,000,167
Total			10,613,953
Property & Casualty 0.7%
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	1,595,000	1,727,886
11/15/19	7.350%	4,360,000	4,970,130
08/15/21	5.750%	1,270,000	1,311,389
Liberty Mutual Group, Inc. (b)(c)
06/15/58	10.750%	1,310,000	1,739,025

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	$4,745,000	$5,193,165
Total			14,941,595
Railroads 0.9%
BNSF Funding Trust I (c)
12/15/55	6.613%	4,970,000	5,156,375
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	1,200,000	1,543,878
CSX Corp. Senior Unsecured
04/01/15	6.250%	6,580,000	7,533,837
06/01/21	4.250%	4,340,000	4,319,638
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,335,000	1,520,027
Total			20,073,755
REITs 0.7%
Brandywine Operating Partnership LP
05/15/15	7.500%	4,560,000	5,230,069
Duke Realty LP Senior Unsecured
02/15/15	7.375%	755,000	860,555
08/15/19	8.250%	6,379,600	7,734,059
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	945,000	1,031,191
Total			14,855,874
Restaurants 0.6%
McDonald’s Corp. Senior Unsecured
05/20/21	3.625%	10,170,000	10,116,191
02/01/39	5.700%	1,605,000	1,729,432
07/15/40	4.875%	2,105,000	2,043,250
Total			13,888,873
Retailers 0.6%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	7,025,000	6,916,689
CVS Pass-Through Trust (b)
Pass-Through Certificates
01/11/27	5.298%	632,720	621,354
07/10/31	8.353%	4,466,031	5,464,367
Macy’s Retail Holdings, Inc.
03/15/12	5.350%	455,000	466,528
Total			13,468,938

4

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets 0.6%
Kroger Co. (The)
10/01/15	3.900%	$9,285,000	$9,820,215
12/15/18	6.800%	3,455,000	4,106,990
Total			13,927,205
Supranational 0.5%
European Investment Bank (a) Senior Unsecured
04/08/14	3.000%	6,165,000	6,482,011
05/30/17	5.125%	2,985,000	3,428,717
Total			9,910,728
Technology 0.6%
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	2,455,000	2,593,818
01/15/40	5.500%	175,000	175,273
Oracle Corp. Senior Unsecured
04/15/38	6.500%	4,670,000	5,415,136
Oracle Corp. (b) Senior Notes
07/15/40	5.375%	2,590,000	2,591,994
Xerox Corp Senior Unsecured
03/15/16	6.400%	1,440,000	1,648,156
Total			12,424,377
Transportation Services 0.4%
ERAC U.S.A. Finance LLC (b)
07/01/13	2.750%	4,655,000	4,758,997
10/01/20	5.250%	4,285,000	4,519,379
Total			9,278,376
Wireless 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
02/01/14	5.550%	3,150,000	3,472,025
11/15/18	8.500%	2,105,000	2,733,475
Total			6,205,500
Wirelines 1.9%
AT&T, Inc. Senior Unsecured
06/15/16	5.625%	2,275,000	2,578,958
02/15/39	6.550%	3,115,000	3,416,625
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	6,100,000	6,720,358
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	5,955,000	5,886,928
Embarq Corp. Senior Unsecured
06/01/36	7.995%	2,680,000	2,745,960

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telefonica Emisiones SAU (a)
06/20/16	6.421%	$4,975,000	$5,554,792
07/03/17	6.221%	1,105,000	1,218,096
04/27/20	5.134%	4,135,000	4,098,893
Verizon Communications, Inc. Senior Unsecured
04/01/16	3.000%	9,375,000	9,575,747
04/01/21	4.600%	1,140,000	1,176,245
Total			42,972,602
Total Corporate Bonds & Notes (Cost: $569,214,900)			$601,796,937

Residential Mortgage-Backed Securities - Agency 36.0%
Federal Home Loan Mortgage Corp. (d)
05/01/41- 06/01/41	4.500%	$33,873,677	$35,148,892
Federal Home Loan Mortgage Corp. (d)(e)
07/01/41	5.500%	108,000,000	116,656,848
Federal Home Mortgage Corp. (c)(d)
05/01/39	5.429%	2,912,338	3,118,090
Federal Home Mortgage Corp. (d)
12/01/40	4.000%	46,209,925	46,238,341
03/01/21- 05/01/41	5.000%	2,929,581	3,121,388
06/01/40	5.500%	20,452,883	22,115,400
12/01/14- 12/01/35	7.000%	812,792	937,004
09/01/25- 10/01/29	7.500%	73,734	86,101
06/01/26	8.000%	1,370	1,630
09/01/16	9.500%	470	540
Federal National Mortgage Association (c)(d)
08/01/36	2.574%	117,964	118,626
04/01/38	4.827%	3,825,846	4,085,254
09/01/37	5.780%	3,305,916	3,564,398
Federal National Mortgage Association (d)
12/01/40- 02/01/41	4.000%	49,551,946	49,668,333
04/01/40- 05/01/41	4.500%	99,286,913	103,239,445
07/01/40- 09/01/40	5.000%	85,696,614	91,805,332
06/01/35- 08/01/40	5.500%	39,909,364	43,348,162
05/01/38- 12/01/38	6.000%	117,277,282	129,021,586
02/01/13	6.500%	23,295	24,095
06/01/32	7.000%	12,092	13,974
10/01/15- 01/01/30	7.500%	63,473	73,625
12/01/29- 05/01/30	8.000%	278,898	327,939
08/01/17	8.500%	727	805
10/01/20- 12/01/20	10.000%	161,444	182,192

5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2005-76 Class TA
09/25/35	5.500%	$80,633	$80,590
Federal National Mortgage Association (d)(e)
07/01/41	5.000%	12,000,000	12,750,000
Government National Mortgage Association (c)(d)
07/20/21- 07/20/22	2.625%	72,423	75,092
04/20/22- 06/20/28	3.375%	248,458	259,041
Government National Mortgage Association (d)
06/15/39- 03/15/41	4.500%	122,550,708	129,652,358
03/20/28	6.000%	134,054	149,074
05/15/23- 04/15/32	6.500%	201,163	229,515
05/15/12- 05/15/32	7.000%	446,742	518,473
04/15/26- 03/15/30	7.500%	465,671	547,017
05/15/23- 01/15/30	8.000%	209,482	246,875
01/15/17- 12/15/17	8.500%	508,968	578,440
11/15/17- 06/15/30	9.000%	300,943	343,466
11/15/17- 12/15/20	9.500%	257,724	298,180
05/15/16- 07/15/17	10.000%	14,065	15,597
06/15/13	11.500%	8,409	8,471
Vendee Mortgage Trust CMO IO Series 1998-1 Class 2IO (c)(d)
03/15/28	6.820%	4,517,645	61,970

Total Residential Mortgage-Backed Securities - Agency (Cost: $792,475,657)			$798,712,159

Residential Mortgage-Backed Securities - Non-Agency —%
American Mortgage Trust (c)(d)(f)
07/27/23	8.188%	$10,688	$6,481
Vendee Mortgage Trust CMO IO Series 1998-3 Class IO (c)(d)
03/15/29	15.860%	6,023,434	47,263

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $30,300)			$53,744

Commercial Mortgage-Backed Securities - Agency 0.7%
Federal National Mortgage Association (d)
12/01/12	4.680%	$1,176,204	$1,218,827
09/01/19	4.760%	5,824,891	6,239,200

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
06/01/19	4.770%	$5,982,714	$6,423,759
02/01/19	7.785%	1,473,617	1,625,472

Total Commercial Mortgage-Backed Securities - Agency (Cost: $14,494,927)			$15,507,258

Commercial Mortgage-Backed Securities - Non-Agency 17.0%
Bear Stearns Commercial Mortgage Securities (c)(d)
Series 2004-T14 Class A4
01/12/41	5.200%	$11,705,000	$12,582,044
Bear Stearns Commercial Mortgage Securities (d)
Series 2002-TOP8 Class A2
08/15/38	4.830%	3,200,000	3,292,522
Series 2003-T10 Class A2
03/13/40	4.740%	15,784,000	16,488,413
Series 2006-PW14 Class A4
12/11/38	5.201%	3,310,000	3,562,714
Series 2006-T24 Class A4
10/12/41	5.537%	8,928,000	9,768,839
Series 2007-PW18 Class A4
06/11/50	5.700%	17,455,000	18,972,590
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(d)
Series 2007-CD5 Class A4
11/15/44	5.886%	4,450,000	4,854,101
Citigroup/Deutsche Bank Commercial Mortgage Trust (d)
Series 2007-CD4 Class A4
12/11/49	5.322%	17,605,000	18,636,752
Commercial Mortgage Asset Trust (c)(d)
Series 1999-C1 Class B
01/17/32	7.230%	2,000,000	2,184,891
Series 1999-C2 Class C
11/17/32	7.800%	3,556,000	3,931,152
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A5 (c)(d)
07/10/37	5.534%	8,490,000	9,206,762
Credit Suisse First Boston Mortgage Securities Corp. (d)
Series 2001-CK6 Class A3
08/15/36	6.387%	1,087,317	1,092,810
Series 2003-CK2 Class A4
03/15/36	4.801%	3,490,000	3,634,242
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (c)(d)
06/15/38	6.014%	9,060,000	9,956,155
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2 (c)(d)
05/10/40	5.654%	1,060,000	1,139,135
GS Mortgage Securities Corp. II (b)(d)
Series 2011-GC3 Class A4
03/10/44	4.753%	8,926,000	9,171,067
GS Mortgage Securities Corp. II (d)
Series 2005-GG4 Class A4A
07/10/39	4.751%	3,575,000	3,810,757

6

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A4 (c)(d)
08/10/42	4.799%	$5,755,000	$6,148,225
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(d)
Series 2003-CB6 Class A2
07/12/37	5.255%	3,875,000	4,108,608
Series 2003-CB7 Class A4
01/12/38	4.879%	4,084,735	4,319,056
Series 2006-CB15 Class ASB
06/12/43	5.790%	2,422,104	2,582,976
JPMorgan Chase Commercial Mortgage Securities Corp. (d)
Series 2002-CIB4 Class A3
05/12/34	6.162%	1,855,000	1,891,042
Series 2003-C1 Class A2
01/12/37	4.985%	1,765,000	1,846,458
Series 2007-CB18 Class A4
06/12/47	5.440%	8,120,000	8,678,327
LB-UBS Commercial Mortgage Trust (c)(d)
Series 2003-C8 Class A4
11/15/32	5.124%	6,865,000	7,325,654
Series 2004-C6 Class A6
08/15/29	5.020%	10,265,000	10,968,178
Series 2007-C7 Class A3
09/15/45	5.866%	9,130,000	9,907,037
LB-UBS Commercial Mortgage Trust (d)
Series 2003-C3 ClassA4
05/15/32	4.166%	3,525,000	3,672,184
Series 2007-C2 Class A3
02/15/40	5.430%	14,830,000	15,805,606
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (c)(d)
12/15/30	2.076%	2,871,612	42,340
Merrill Lynch Mortgage Trust Series 2005-MCP1 Class A4 (c)(d)
06/12/43	4.747%	10,000,000	10,653,990
Morgan Stanley Capital I (b)(c)(d)
Series 2011-C1 Class A4
09/15/47	5.033%	3,815,000	3,978,377
Morgan Stanley Capital I (d)
Series 2003-IQ6 Class A4
12/15/41	4.970%	12,337,000	13,132,962
Series 2003-T11 Class A4
06/13/41	5.150%	16,740,000	17,740,183
Series 2004-T13 Class A4
09/13/45	4.660%	6,224,000	6,584,593
Morgan Stanley Dean Witter Capital I (d)
Series 2001-TOP3 Class A4
07/15/33	6.390%	124,302	124,231
Series 2002-IQ3 Class A4
09/15/37	5.080%	10,713,943	11,085,696
Series 2002-TOP7 Class A2
01/15/39	5.980%	5,038,181	5,176,902
Series 2003-HQ2 Class A2
03/12/35	4.920%	16,360,000	17,160,681
Series 2003-TOP9 Class A2
11/13/36	4.740%	4,299,568	4,462,756

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Nomura Asset Securities Corp. Series 1998-D6 Class A4 (c)(d)
03/15/30	7.891%	$4,025,000	$4,385,026
Salomon Brothers Mortgage Securities VII, Inc. Series 2002-KEY2 Class A3 (d)
03/18/36	4.865%	3,320,000	3,408,326
WF-RBS Commercial Mortgage Trust Series 2011-C2 Class A4 (b)(c)(d)
02/15/44	4.869%	4,090,000	4,192,515
Wachovia Bank Commercial Mortgage Trust (c)(d)
Series 2003-C9 Class A4
12/15/35	5.012%	13,380,000	14,302,760
Series 2004-C12 Class A3
07/15/41	5.230%	5,713,620	5,752,887
Series 2005-C20 Class A5
07/15/42	5.087%	2,274,582	2,299,692
Series 2005-C21 Class A4
10/15/44	5.380%	14,030,000	15,298,489
Series 2005-C22 Class A4
12/15/44	5.440%	9,795,000	10,616,324
Wachovia Bank Commercial Mortgage Trust (d)
Series 2002-C1 Class A4
04/15/34	6.287%	2,009,992	2,053,426
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class A2 (b)(d)
10/15/57	4.393%	14,590,000	14,533,025

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $362,030,285)			$376,523,478

Asset-Backed Securities - Non-Agency 2.9%
Ally Auto Receivables Trust Series 2010-1 Class A3
05/15/14	1.450%	$2,500,000	$2,517,773
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	5,870,000	5,878,427
Bombardier Capital Mortgage Securitization Corp. Series 1998-A Class A3
04/15/28	6.230%	1,546	1,616
CNH Equipment Trust Series 2010-C Class A3
05/15/15	1.170%	5,667,000	5,683,533
Capital Auto Receivables Asset Trust Series 2007-3 Class A4
03/17/14	5.210%	1,270,966	1,288,658
Chrysler Financial Auto Securitization Trust Series 2007-A Class B (b)
05/08/14	6.250%	5,470,000	5,615,058

7

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2 (b)
11/15/12	1.830%	$820,453	$821,380
Citibank Credit Card Issuance Trust
Series 2002-C2 Class C2
02/18/14	6.950%	1,585,000	1,642,189
Series 2008-C6 Class C6
06/20/14	6.300%	455,000	477,228
Citigroup Mortgage Loan Trust, Inc. (c)
Series 2005-WF2 Class MF1
08/25/35	5.517%	2,800,000	330,599
Series 2005-WF2 Class MF2
08/25/35	5.666%	1,746,604	52,496
Conseco Financial Corp. Serires 1996-5 Class A7 (c)
07/15/27	8.250%	212,626	219,254
Daimler Chrysler Auto Trust Series 2008-A Class A4
08/08/14	4.480%	686	694
Equity One ABS, Inc. Series 2004-3 Class AV2 (c)
07/25/34	0.526%	364,276	273,651
Ford Credit Auto Lease Trust Series 2010-B Class A3 (b)
07/15/13	0.910%	3,470,000	3,472,741
Ford Credit Auto Owner Trust Series 2010-A Class A3
06/15/14	1.320%	7,110,000	7,151,555
Franklin Auto Trust
Series 2008-A Class A4A
05/20/16	5.360%	5,420,822	5,485,567
Franklin Auto Trust (b)
Series 2008-A Class C
05/20/16	7.160%	3,425,000	3,609,849
GSAA Trust Series 2005-1 Class AF2 (c)
11/25/34	4.316%	135,950	136,198
Harley-Davidson Motorcycle Trust Series 2007-2 Class B
03/15/14	5.230%	1,500,000	1,544,906
Honda Auto Receivables Owner Trust Series 2010-3 Class A3
05/21/13	0.700%	1,135,000	1,135,748
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	5,155,000	5,179,267
Volkswagen Auto Lease Trust Series 2010A Class A2
11/22/13	0.770%	5,460,215	5,463,965
Volkswagen Auto Loan Enhanced Trust Series 2008-2 Class A3A
03/20/13	5.470%	1,518,996	1,536,035

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Wachovia Auto Loan Owner Trust Series 2007-1 Class D
02/20/13	5.650%	$5,000,000	$5,012,647

Total Asset-Backed Securities - Non-Agency (Cost: $68,784,186)			$64,531,034

Inflation-Indexed Bonds 1.8%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$3,220,295	$3,360,904
01/15/27	2.375%	4,342,964	4,953,400
U.S. Treasury Inflation-Indexed Bond (g)
01/15/18	1.625%	29,843,941	32,826,056

Total Inflation-Indexed Bonds (Cost: $35,093,386)			$41,140,360

U.S. Treasury Obligations 9.0%
U.S. Treasury
05/31/13	0.500%	$7,690,000	$7,698,411
06/15/14	0.750%	785,000	784,080
05/31/18	2.375%	300,000	298,407
11/15/20	2.625%	3,175,000	3,057,922
02/15/21	3.625%	13,253,000	13,819,354
05/15/21	3.125%	25,317,000	25,245,859
02/15/41	4.750%	15,745,000	16,736,447
U.S. Treasury (h)
STRIPS
08/15/20	0.000%	113,500,000	84,006,344
02/15/22	0.000%	48,715,000	33,049,815
02/15/40	0.000%	58,500,000	15,236,383

Total U.S. Treasury Obligations (Cost: $205,699,640)			$199,933,022

U.S. Government & Agency Obligations 1.6%
Residual Funding Corp. (h)
STRIPS
10/15/20	0.000%	$14,620,000	$10,508,023
01/15/21	0.000%	26,765,000	18,967,151
01/15/30	0.000%	14,000,000	5,893,440

Total U.S. Government & Agency Obligations (Cost: $31,875,545)			$35,368,614

Foreign Government Obligations 1.2%
CANADA 0.5%
Hydro Quebec (a)
12/01/29	8.500%	$1,195,000	$1,722,098
Province of Quebec Senior Unsecured (a)
05/14/18	4.625%	8,270,000	9,124,357
Total			10,846,455

8

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
GERMANY 0.1%
Kreditanstalt fuer Wiederaufbau Government Guaranteed (a)
01/14/13	1.875%	$1,705,000	$1,740,380
ITALY 0.1%
Republic of Italy Senior Unsecured (a)
06/12/17	5.375%	1,935,000	2,100,388
KOREA —%
Export-Import Bank of Korea Senior Unsecured (a)
10/17/12	5.500%	700,000	733,580
MEXICO 0.2%
Pemex Project Funding Master Trust (a)
03/01/18	5.750%	3,885,000	4,259,926
QATAR 0.3%
Nakilat, Inc. Senior Secured (a)(b)
12/31/33	6.067%	4,075,000	4,197,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (a)(b)
09/30/16	5.832%	1,790,265	1,951,389
Total			6,148,639
Total Foreign Government Obligations (Cost: $23,493,893)			$25,829,368

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.3%
City of Chicago Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	$1,010,000	$1,095,022
Commonwealth of Massachusetts
Revenue Bonds
Build America Bonds-Recovery
Series 2010Z
06/01/30	5.631%	3,660,000	3,875,611
06/01/40	5.731%	4,880,000	5,242,194

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	$4,620,000	$4,632,797
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	3,310,000	3,324,729
State of California
Unlimited General Obligaion Taxable Bonds
Various Purpose
Series 2009-3
04/01/14	5.250%	305,000	330,471
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	6,925,000	7,090,023
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	3,805,000	4,374,608
Total Municipal Bonds (Cost: $28,562,463)			$29,965,455

Issuer	Shares	Value

Preferred Stocks 0.2%
FINANCIALS 0.2%
Commercial Banks 0.2%
Citigroup Capital XIII, 7.875% (c)	180,190	$5,005,678
TOTAL FINANCIALS		5,005,678
Total Preferred Stocks (Cost: $4,870,536)		$5,005,678

Issuer	Effective Yield	Par/ Principal/	Value

Treasury Note Short-Term 5.9%
U.S. Treasury Bills (g)
08/25/11	0.010%	$130,000,000	$129,997,017
Total Treasury Note Short-Term (Cost: $129,992,404)			$129,997,017
Total Investments
(Cost: $2,266,618,122) (i)			$2,324,364,124(j)
Other Assets & Liabilities, Net			(104,615,664)
Net Assets			$2,219,748,460

9

Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 5-year	(353)	$ (42,075,944)	October 2011	$ –	$ (334,842)
U.S. Treasury Note, 10-year	(1,765)	(215,909,149)	September 2011	-	(1,245,260)
Total				$ -	$ (1,580,102)

10

Credit Default Swap Contracts Outstanding at June 30, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan	D.R. Horton, Inc.	June 20, 2016	1.000%	$ 3,400,000	$ 217,952	$ (178,608)	$ (850)	$ 38,494	$ -
JPMorgan	D.R. Horton, Inc.	June 20, 2016	1.000	12,400,000	794,884	(652,009)	(3,789)	139,087	–
Barclays Capital	Home Depot, Inc.	June 20, 2016	1.000	13,815,000	(265,127)	245,774	(4,221)	–	(23,574)
Morgan Stanley	Limited Brands, Inc.	June 20, 2016	1.000	7,600,000	374,834	(277,832)	(2,322)	94,679	–
JPMorgan	Macy’s, Inc.	June 20, 2016	1.000	7,800,000	(2,502)	(158,703)	(2,383)	–	(163,588)
Barclays Capital	Toll Brothers, Inc.	June 20, 2016	1.000	15,500,000	583,403	(618,274)	(4,736)	–	(39,607)
Total								$ 272,260	$ (226,769)

11

Notes to Portfolio of Investments
(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 5.90% of net assets.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities, which are not illiquid, amounted to $115,047,569 or 5.18% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $6,481, which represents less than 0.01% of net assets.

(g)	At June 30, 2011, investments in securities included securities valued at $4,135,065 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(h)	Zero coupon bond.
(i)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $2,266,618,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$73,866,000
	Unrealized Depreciation	(16,120,000)
	Net Unrealized Appreciation	$57,746,000

(j)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

12

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
IO	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing

13

source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$ -	$ 601,796,937	$ -	$ 601,796,937
Residential Mortgage-Backed Securities - Agency	-	798,712,159	-	798,712,159
Residential Mortgage-Backed Securities - Non-Agency	-	47,263	6,481	53,744
Commercial Mortgage-Backed Securities - Agency	-	15,507,258	-	15,507,258
Commercial Mortgage-Backed Securities - Non-Agency	-	376,523,478	-	376,523,478
Asset-Backed Securities - Non-Agency	-	64,531,034	-	64,531,034
Inflation-Indexed Bonds	-	41,140,360	-	41,140,360
U.S. Treasury Obligations	67,640,480	132,292,542	-	199,933,022
U.S. Government & Agency Obligations	-	35,368,614	-	35,368,614
Foreign Government Obligations	-	25,829,368	-	25,829,368
Municipal Bonds	-	29,965,455	-	29,965,455

Total Bonds	67,640,480	2,121,714,468	6,481	2,189,361,429

Equity Securities
Preferred Stocks
Financials	-	5,005,678	-	5,005,678

Total Equity Securities	-	5,005,678	-	5,005,678

Short-Term Securities
Treasury Note Short-Term	129,997,017	-	-	129,997,017

Total Short-Term Securities	129,997,017	-	-	129,997,017

Investments in Securities	197,637,497	2,126,720,146	6,481	2,324,364,124
Derivatives(c)
Assets
Credit Default Swap Contracts	-	272,260	-	272,260
Liabilities
Futures Contracts	(1,580,102)	-	-	(1,580,102)
Credit Default Swap Contracts	-	(226,769)	-	(226,769)

14

Total	$ 196,057,395	$ 2,126,765,637	$ 6,481	$ 2,322,829,513

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain Residential Mortgage-Backed Securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate	Residential
	Bonds &	Mortgage- Backed
	Notes	Securities - Non- Agency	Total
Balance as of March 31, 2011	$ 469,101	$ 6,571	$ 475,672
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	59	59
Change in unrealized appreciation (depreciation)*	-	-	-
Sales	-	(149)	(149)
Purchases	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	(469,101)	-	(469,101)
Balance as of June 30, 2011	$ -	$ 6,481	$ 6,481

*Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $59.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

15

Portfolio of Investments

Columbia Corporate Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 96.0%
Aerospace & Defense 0.4%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$585,000	$618,637
Air 2 U.S. (a)
10/01/19	8.027%	281,578	283,690
Bombardier, Inc. Senior Unsecured (a)(b)
05/01/14	6.300%	105,000	112,613
Ducommun, Inc. Senior Notes (a)
07/15/18	9.750%	83,000	84,971
Huntington Ingalls Industries, Inc. (a)
03/15/18	6.875%	190,000	194,750
03/15/21	7.125%	261,000	270,135
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	255,000	269,025
Kratos Defense & Security Solutions, Inc. (a)
Senior Secured
06/01/17	10.000%	413,000	435,715
Oshkosh Corp.
03/01/20	8.500%	384,000	415,680
TransDigm, Inc. (a)
12/15/18	7.750%	229,000	240,450
Total			2,925,666
Airlines 0.2%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	1,757,619	1,770,801
Automotive 0.4%
Accuride Corp. Senior Secured
08/01/18	9.500%	70,000	74,900
Allison Transmission, Inc. (a)
05/15/19	7.125%	178,000	173,105
Chrysler Group LLC/Co-Issuer, Inc. (a)
Senior Secured
06/15/19	8.000%	120,000	117,300
06/15/21	8.250%	315,000	309,487
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	65,000	64,513
02/15/21	6.750%	571,000	565,290
Delphi Corp. (a)
Senior Notes
05/15/19	5.875%	134,000	132,660
05/15/21	6.125%	89,000	88,555
International Automotive Components Group SL Senior Secured (a)(b)
06/01/18 Lear Corp.	9.125%	87,000	88,958

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
03/15/18	7.875%	$386,000	$414,950
03/15/20	8.125%	483,000	522,847
Tenneco, Inc.
08/15/18	7.750%	47,000	49,233
Visteon Corp. Senior Notes (a)
04/15/19	6.750%	625,000	600,000
Total			3,201,798
Banking 12.5%
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	13,155,000	12,995,140
Citigroup, Inc. Senior Unsecured
08/09/20	5.375%	8,355,000	8,718,969
Goldman Sachs Group, Inc. (The) Senior Notes
06/15/20	6.000%	12,660,000	13,622,008
HSBC Holdings PLC Subordinated Notes (b)
06/01/38	6.800%	4,635,000	4,946,319
JPMorgan Chase & Co.
05/10/21	4.625%	7,910,000	7,846,000
Senior Unsecured
07/05/16	3.150%	10,360,000	10,423,382
Lloyds Banking Group PLC (a)(b)
11/29/49	6.267%	165,000	121,275
Morgan Stanley Senior Unsecured
01/25/21	5.750%	14,170,000	14,337,617
Washington Mutual Bank Subordinated Notes (c)
01/15/15	5.125%	6,350,000	7,938
Washington Mutual Preferred Funding (a)(c)
03/29/49	6.534%	1,075,000	21,500
Wells Fargo & Co.
Senior Unsecured
06/15/16	3.676%	12,565,000	12,908,515
04/01/21	4.600%	4,585,000	4,610,456
Total			90,559,119
Brokerage 0.4%
E*Trade Financial Corp.
Senior Notes
06/01/16	6.750%	350,000	343,000
Senior Unsecured
12/01/15	7.875%	695,000	698,475
Senior Unsecured PIK
11/30/17	12.500%	250,000	292,500
Lehman Brothers Holdings, Inc. (c)
Senior Unsecured
01/24/13	5.625%	6,170,000	1,635,050

1

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
05/02/18	6.875%	$600,000	$161,250
Nuveen Investments, Inc.
11/15/15	10.500%	120,000	122,700
Total			3,252,975
Building Materials 0.2%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	652,000	655,260
Euramax International, Inc. Senior Secured (a)
04/01/16	9.500%	245,000	236,425
Gibraltar Industries, Inc.
12/01/15	8.000%	400,000	403,500
Interface, Inc.
12/01/18	7.625%	56,000	58,240
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	135,000	137,025
Nortek, Inc. (a)
04/15/21	8.500%	330,000	305,250
Total			1,795,700
Chemicals 1.8%
CF Industries, Inc.
05/01/18	6.875%	435,000	490,462
05/01/20	7.125%	153,000	177,480
Celanese U.S. Holdings LLC Senior Notes
06/15/21	5.875%	55,000	56,238
Chemtura Corp.
09/01/18	7.875%	102,000	106,845
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	9,355,000	9,130,050
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	780,000	811,200
Lyondell Chemical Co. Senior Secured (a)
11/01/17	8.000%	448,000	500,640
MacDermid, Inc. Senior Subordinated Notes (a)
04/15/17	9.500%	270,000	281,475
Nalco Co. (a)
01/15/19	6.625%	385,000	394,625
Nova Chemicals Corp. (b)
Senior Unsecured
11/01/16	8.375%	360,000	396,000
11/01/19	8.625%	345,000	384,244

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Polypore International, Inc.
11/15/17	7.500%	$215,000	$227,362
Total			12,956,621
Construction Machinery 0.6%
Case New Holland, Inc. Senior Notes (a)
12/01/17	7.875%	943,000	1,039,657
Columbus McKinnon Corp.
02/01/19	7.875%	81,000	82,215
Manitowoc Co., Inc. (The)
11/01/13	7.125%	300,000	302,250
11/01/20	8.500%	595,000	635,162
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	408,000	387,600
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	120,000	119,400
Senior Unsecured
12/01/14	9.500%	345,000	353,625
United Rentals North America, Inc.
06/15/16	10.875%	74,000	82,788
12/15/19	9.250%	611,000	669,045
09/15/20	8.375%	425,000	430,313
Xerium Technologies, Inc. (a)
06/15/18	8.875%	235,000	235,000
Total			4,337,055
Consumer Cyclical Services 0.1%
Garda World Security Corp. Senior Unsecured (a)(b)
03/15/17	9.750%	162,000	174,150
West Corp. (a)
01/15/19	7.875%	250,000	243,750
Total			417,900
Consumer Products 0.3%
Central Garden and Pet Co.
03/01/18	8.250%	300,000	309,750
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	450,000	488,250
NBTY, Inc. (a)
10/01/18	9.000%	16,000	16,880
Sealy Mattress Co.
06/15/14	8.250%	227,000	227,568
Spectrum Brands Holdings, Inc. Senior Secured (a)
06/15/18	9.500%	419,000	465,090

2

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Visant Corp.
10/01/17	10.000%	$303,000	$313,605
Total			1,821,143
Diversified Manufacturing 0.2%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	375,000	395,625
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	255,000	276,675
SPX Corp. (a)
09/01/17	6.875%	181,000	193,670
Tomkins LLC/Inc. Secured (a)
10/01/18	9.000%	45,000	48,600
WireCo WorldGroup Senior Unsecured (a)
05/15/17	9.750%	693,000	731,115
Total			1,645,685
Electric 16.9%
AES Corp. (The) Senior Notes (a)
07/01/21	7.375%	382,000	387,730
American Electric Power Co., Inc. Senior Unsecured
06/01/15	5.250%	1,825,000	2,005,690
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	1,480,000	1,535,500
12/15/15	6.875%	10,205,000	11,402,342
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	400,000	409,000
Consumers Energy Co. 1st Mortgage
08/15/16	5.500%	2,000,000	2,253,582
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	955,000	1,102,329
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	13,350,000	15,487,175
01/15/19	8.875%	1,500,000	1,941,888
Duke Energy Corp. Senior Unsecured
09/15/19	5.050%	9,750,000	10,488,172
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	427,000	345,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	$292,000	$309,946
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	107,000	114,111
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	7,910,000	9,024,108
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	171,000	177,840
Indiana Michigan Power Co.
Senior Unsecured
12/01/15	5.650%	1,500,000	1,674,755
03/15/37	6.050%	3,500,000	3,678,945
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	330,000	366,300
Kansas City Power & Light Co.
04/01/19	7.150%	5,120,000	6,124,093
NRG Energy, Inc.
01/15/17	7.375%	880,000	921,800
Nevada Power Co.
01/15/15	5.875%	500,000	560,061
08/01/18	6.500%	5,205,000	6,080,124
Oncor Electric Delivery Co. LLC
Senior Secured
09/01/13	5.950%	4,665,000	5,087,948
01/15/15	6.375%	9,945,000	11,314,228
09/30/40	5.250%	2,365,000	2,263,080
Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%	13,240,000	12,586,659
Progress Energy, Inc. Senior Unsecured
01/15/21	4.400%	2,855,000	2,893,122
Sierra Pacific Power Co.
05/15/16	6.000%	3,512,000	4,016,105
Southern Co. Senior Unsecured
05/15/14	4.150%	1,010,000	1,081,952
Texas Competitive Electric Holdings Co. LLC/Finance, Inc. Senior Secured (a)
10/01/20	11.500%	117,000	115,245
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	5,000,000	5,267,770

3

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Windsor Financing LLC Senior Unsecured (a)
07/15/17	5.881%	$1,404,999	$1,567,488
Total			122,584,958
Entertainment 1.1%
AMC Entertainment, Inc.
06/01/19	8.750%	350,000	369,250
Cinemark U.S.A., Inc. Senior Subordinated Notes (a)
06/15/21	7.375%	73,000	72,453
National CineMedia LLC Senior Notes (a)(d)
07/15/21	7.875%	310,000	315,037
Six Flags, Inc. (a)(e)(f)(g)
06/01/14	9.625%	259,000	—
Speedway Motorsports, Inc.
06/01/16	8.750%	400,000	433,000
02/01/19	6.750%	104,000	103,740
Time Warner, Inc.
03/29/41	6.250%	6,695,000	6,954,599
Vail Resorts, Inc. (a)
05/01/19	6.500%	67,000	67,335
Total			8,315,414
Environmental 0.1%
Clean Harbors, Inc.
Senior Secured
08/15/16	7.625%	243,000	257,580
Clean Harbors, Inc. (a)
Senior Secured
08/15/16	7.625%	100,000	106,000
Total			363,580
Food and Beverage 3.7%
ARAMARK Holdings Corp. Senior Notes PIK (a)
05/01/16	8.625%	211,000	214,692
Cott Beverages, Inc.
11/15/17	8.375%	105,000	109,988
09/01/18	8.125%	101,000	105,798
Darling International, Inc. (a)
12/15/18	8.500%	45,000	48,600
Dean Foods Co. Senior Notes (a)
12/15/18	9.750%	120,000	127,500
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	14,500,000	16,628,658

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
SABMiller PLC Senior Unsecured (a)(b)
07/15/18	6.500%	$8,135,000	$9,408,542
Total			26,643,778
Gaming 0.5%
Boyd Gaming Corp. Senior Notes (a)
12/01/18	9.125%	290,000	297,250
Caesars Entertainment Operating Co., Inc.
Secured
12/15/18	10.000%	405,000	365,513
Senior Secured
06/01/17	11.250%	261,000	288,079
MGM Resorts International
Senior Secured
03/15/20	9.000%	476,000	521,220
Senior Unsecured
03/01/18	11.375%	391,000	438,897
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	535,000	581,812
Seminole Indian Tribe of Florida (a)
10/01/20	7.804%	505,000	496,314
Senior Secured
10/01/20	6.535%	65,000	61,570
Seneca Gaming Corp. (a)
12/01/18	8.250%	175,000	180,688
Shingle Springs Tribal Gaming Authority Senior Notes (a)
06/15/15	9.375%	422,000	291,180
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	198,000	197,505
Total			3,720,028
Gas Distributors —%
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	305,000	324,825
Gas Pipelines 9.7%
Colorado Interstate Gas Co. Senior Unsecured
11/15/15	6.800%	980,000	1,141,182
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	130,000	128,700
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	255,000	290,062
09/15/20	6.500%	658,000	720,510
01/15/32	7.750%	232,000	269,879

4

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Enterprise Products Operating LLC
02/01/16	3.200%	$10,000,000	$10,158,260
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/15	5.625%	1,025,000	1,143,655
01/15/38	6.950%	1,320,000	1,433,661
09/01/39	6.500%	1,695,000	1,760,056
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	5,295,000	5,810,029
Nisource Finance Corp.
09/15/20	5.450%	9,030,000	9,510,820
Northwest Pipeline GP Senior Unsecured
06/15/18	6.050%	1,085,000	1,228,600
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	2,130,000	2,412,606
01/15/20	5.750%	1,215,000	1,317,149
02/01/21	5.000%	6,505,000	6,614,603
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	110,000	122,650
12/01/18	6.875%	622,000	642,215
07/15/21	6.500%	462,000	467,775
Southern Natural Gas Co.
Senior Unsecured
03/01/32	8.000%	1,750,000	2,192,794
Southern Natural Gas Co. (a)
Senior Unsecured
04/01/17	5.900%	10,525,000	11,963,262
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	65,000	65,325
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	9,158,000	10,613,948
Total			70,007,741
Health Care 1.5%
AMGH Merger Sub, Inc. Senior Secured (a)
11/01/18	9.250%	247,000	259,967
American Renal Associates Holdings, Inc. Senior Unsecured PIK (a)
03/01/16	9.750%	60,000	61,650
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	285,000	290,344
CDRT Merger Sub, Inc. (a)
06/01/19	8.125%	114,000	114,000
CHS/Community Health Systems, Inc.
07/15/15	8.875%	159,000	163,770

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Capella Healthcare, Inc. (a)
07/01/17	9.250%	$40,000	$42,400
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	5,355,000	5,435,550
ConvaTec Healthcare E SA Senior Unsecured (a)(b)
12/15/18	10.500%	400,000	414,000
HCA, Inc.
Senior Secured
02/15/20	7.875%	326,000	353,710
09/15/20	7.250%	1,062,000	1,140,322
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	162,000	167,265
Healthsouth Corp.
06/15/16	10.750%	89,000	93,895
02/15/20	8.125%	177,000	190,275
09/15/22	7.750%	44,000	46,365
InVentiv Health, Inc. (a)
08/15/18	10.000%	345,000	339,825
LifePoint Hospitals, Inc.
10/01/20	6.625%	90,000	92,700
Multiplan, Inc. (a)
09/01/18	9.875%	214,000	227,375
Radnet Management, Inc.
04/01/18	10.375%	50,000	51,125
STHI Holding Corp. Secured (a)
03/15/18	8.000%	93,000	94,395
Tenet Healthcare Corp.
Senior Secured
07/01/19	8.875%	170,000	187,638
Senior Unsecured
08/01/20	8.000%	103,000	104,674
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	365,000	376,862
02/01/19	7.750%	111,000	112,388
WP Rocket Merger Sub, Inc. Senior Unsecured (a)
07/15/19	10.125%	245,000	247,450
Total			10,607,945
Healthcare Insurance 1.3%
CIGNA Corp. Senior Unsecured
03/15/41	5.875%	2,140,000	2,129,623
UnitedHealth Group, Inc.
Senior Unsecured
02/15/18	6.000%	1,370,000	1,553,417
02/15/41	5.950%	2,505,000	2,561,633

5

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance (continued)
WellPoint, Inc. Senior Unsecured
06/15/37	6.375%	$3,060,000	$3,333,953
Total			9,578,626
Home Construction 0.1%
K Hovnanian Enterprises, Inc. Senior Secured
10/15/16	10.625%	190,000	189,525
Shea Homes LP/Funding Corp. Senior Secured (a)
05/15/19	8.625%	340,000	334,900
Total			524,425
Independent Energy 3.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/17	6.375%	7,325,000	8,388,352
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	30,000	31,275
Senior Unsecured
06/01/14	10.250%	55,000	62,838
11/01/20	6.750%	70,000	70,350
Brigham Exploration Co.
10/01/18	8.750%	360,000	392,400
Brigham Exploration Co. (a)
06/01/19	6.875%	57,000	56,573
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	377,000	388,310
Chaparral Energy, Inc.
10/01/20	9.875%	97,000	104,760
09/01/21	8.250%	279,000	281,092
Chesapeake Energy Corp.
08/15/20	6.625%	731,000	767,550
02/15/21	6.125%	364,000	368,550
Comstock Resources, Inc.
10/15/17	8.375%	33,000	34,320
04/01/19	7.750%	74,000	74,555
Concho Resources, Inc.
10/01/17	8.625%	444,000	483,960
01/15/21	7.000%	183,000	189,405
01/15/22	6.500%	99,000	99,248
Continental Resources, Inc.
04/01/21	7.125%	361,000	380,855
EXCO Resources, Inc.
09/15/18	7.500%	476,000	462,910
Goodrich Petroleum Corp. (a)
03/15/19	8.875%	185,000	185,000
Hilcorp Energy I LP/Finance Co. (a)
Senior Notes
04/15/21	7.625%	278,000	290,510
Senior Unsecured
11/01/15	7.750%	320,000	329,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Laredo Petroleum, Inc. Senior Notes (a)
02/15/19	9.500%	$509,000	$536,995
Linn Energy LLC/Finance Corp. (a)
05/15/19	6.500%	441,000	436,590
MEG Energy Corp. (a)(b)
03/15/21	6.500%	270,000	271,350
Nexen, Inc. (b)
Senior Unsecured
03/10/35	5.875%	1,875,000	1,775,456
07/30/39	7.500%	1,015,000	1,135,334
Oasis Petroleum, Inc. Senior Unsecured (a)
02/01/19	7.250%	139,000	136,220
Petrohawk Energy Corp.
08/15/18	7.250%	419,000	429,999
Petrohawk Energy Corp. (a)
06/01/19	6.250%	320,000	312,800
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	255,000	269,025
Range Resources Corp.
05/15/19	8.000%	105,000	113,925
08/01/20	6.750%	220,000	226,050
06/01/21	5.750%	160,000	157,200
Southwestern Energy Co.
02/01/18	7.500%	2,280,000	2,593,500
Venoco, Inc. (a)(d)
02/15/19	8.875%	360,000	360,000
Woodside Finance Ltd. (a)(b)
05/10/21	4.600%	5,500,000	5,398,112
Total			27,594,969
Integrated Energy 2.4%
Hess Corp. Senior Unsecured
02/15/41	5.600%	1,000,000	975,990
Marathon Petroleum Corp. (a)
03/01/16	3.500%	3,985,000	4,085,051
03/01/41	6.500%	3,750,000	3,875,745
Petro-Canada Senior Unsecured (b)
05/15/18	6.050%	2,500,000	2,830,545
Suncor Energy, Inc. Senior Unsecured (b)
06/01/18	6.100%	4,960,000	5,640,939
Total			17,408,270
Life Insurance 2.9%
Metropolitan Life Global Funding I Secured (a)
06/14/18	3.650%	7,070,000	6,917,814

6

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Prudential Financial, Inc.
Senior Unsecured
07/15/13	4.500%	$1,580,000	$1,666,554
06/13/15	4.750%	1,075,000	1,149,787
12/01/17	6.000%	9,550,000	10,718,185
05/12/41	5.625%	280,000	258,952
Total			20,711,292
Lodging 0.1%
Wyndham Worldwide Corp.
Senior Unsecured
12/01/16	6.000%	100,000	106,198
03/01/20	7.375%	395,000	437,462
Total			543,660
Media Cable 5.4%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	85,000	87,550
04/30/20	8.125%	760,000	824,600
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	175,000	197,312
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	380,000	411,825
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
11/15/17	8.625%	425,000	442,000
Comcast Corp.
08/15/37	6.950%	2,850,000	3,217,291
03/01/40	6.400%	4,700,000	5,030,053
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	12,775,000	12,960,289
DISH DBS Corp.
09/01/19	7.875%	450,000	485,437
DISH DBS Corp. (a)
06/01/21	6.750%	369,000	378,225
Insight Communications Co., Inc. Senior Notes (a)
07/15/18	9.375%	155,000	170,113
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured (a)(b)
03/15/19	7.500%	160,000	161,734
Quebecor Media, Inc. (b)
Senior Unsecured
03/15/16	7.750%	215,000	222,256
03/15/16	7.750%	400,000	413,500
Time Warner Cable, Inc.
05/01/17	5.850%	3,970,000	4,464,475
07/01/18	6.750%	7,953,000	9,223,038
Virgin Media Finance PLC (b)
08/15/16	9.500%	540,000	610,875
Total			39,300,573

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 3.6%
AMC Networks, Inc. (a)
07/15/21	7.750%	$433,000	$452,485
CMP Susquehanna Corp. (a)(e)(g)
05/15/14	3.417%	30,000	27,600
Clear Channel Communications, Inc. (a)
03/01/21	9.000%	621,000	594,607
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	660,000	719,400
Cumulus Media, Inc. (a)
05/01/19	7.750%	67,000	64,655
EH Holding Corp. (a)
Senior Secured
06/15/19	6.500%	181,000	184,168
Senior Unsecured
06/15/21	7.625%	420,000	428,400
Entravision Communications Corp. Senior Secured
08/01/17	8.750%	445,000	460,575
Gray Television, Inc. Secured
06/29/15	10.500%	343,000	356,720
Intelsat Jackson Holdings SA (a)(b)
10/15/20	7.250%	815,000	808,887
News America, Inc. (a)
02/15/41	6.150%	6,775,000	6,711,559
Nielsen Finance LLC/Co. (a)
10/15/18	7.750%	487,000	511,350
RR Donnelley & Sons Co. Senior Unsecured
05/15/18	7.250%	169,000	169,000
Reed Elsevier Capital, Inc.
01/15/14	7.750%	1,000,000	1,146,492
Salem Communications Corp. Secured
12/15/16	9.625%	375,000	395,156
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	492,000	538,740
TCM Sub LLC (a)
01/15/15	3.550%	10,270,000	10,767,452
Univision Communications, Inc. (a)
05/15/21	8.500%	485,000	474,088
Senior Secured
11/01/20	7.875%	355,000	363,875
XM Satellite Radio, Inc. (a)
11/01/18	7.625%	649,000	678,205
Total			25,853,414
Metals 2.1%
Alpha Natural Resources, Inc.

7

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
06/01/19	6.000%	$184,000	$184,690
06/01/21	6.250%	184,000	184,460
ArcelorMittal Senior Unsecured (b)
03/01/21	5.500%	9,760,000	9,775,235
Arch Coal, Inc. (a)
06/15/19	7.000%	565,000	567,825
06/15/21	7.250%	377,000	378,885
Calcipar SA Senior Secured (a)(b)
05/01/18	6.875%	346,000	346,865
Consol Energy, Inc.
04/01/17	8.000%	215,000	234,350
04/01/20	8.250%	435,000	474,150
FMG Resources August 2006 Proprietary Ltd. (a)(b)
11/01/15	7.000%	373,000	380,347
02/01/16	6.375%	331,000	330,172
02/01/18	6.875%	346,000	351,190
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured
04/01/17	8.375%	180,000	196,650
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	217,000	220,255
Noranda Aluminum Acquisition Corp. PIK (h)
05/15/15	4.417%	256,536	243,068
Novelis, Inc. (b)
12/15/17	8.375%	185,000	197,488
12/15/20	8.750%	275,000	297,000
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	205,000	218,838
United States Steel Corp. Senior Unsecured
02/01/18	7.000%	256,000	258,560
Total			14,840,028
Non-Captive Consumer 0.2%
SLM Corp.
Senior Notes
01/25/16	6.250%	233,000	241,738
Senior Unsecured
03/25/20	8.000%	397,000	426,300
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	513,000	470,677
Total			1,138,715
Non-Captive Diversified 3.7%
Ally Financial, Inc.
03/15/20	8.000%	1,060,000	1,126,250
09/15/20	7.500%	220,000	229,900
Ally Financial, Inc. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
12/01/17	6.250%	$265,000	$263,233
CIT Group, Inc. (a)
Secured
05/02/17	7.000%	1,695,000	1,690,762
04/01/18	6.625%	305,000	318,725
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/15	7.000%	140,000	151,222
02/01/21	5.750%	1,253,000	1,251,458
General Electric Capital Corp.
Senior Unsecured
09/16/20	4.375%	2,860,000	2,827,222
01/07/21	4.625%	17,525,000	17,628,152
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	231,000	252,656
09/01/17	8.875%	295,000	323,763
05/15/19	6.250%	484,000	472,900
12/15/20	8.250%	175,000	189,000
Total			26,725,243
Oil Field Services 0.7%
Offshore Group Investments Ltd. (a)(b)
Senior Secured
08/01/15	11.500%	150,000	161,182
Offshore Group Investments Ltd. (b)
Senior Secured
08/01/15	11.500%	485,000	527,437
Oil States International, Inc. (a)
06/01/19	6.500%	510,000	512,550
SESI LLC (a)
05/01/19	6.375%	236,000	233,640
Trinidad Drilling Ltd. Senior Unsecured (a)(b)
01/15/19	7.875%	140,000	145,455
Weatherford International Ltd. (b)
09/15/20	5.125%	555,000	566,667
03/15/38	7.000%	1,520,000	1,652,485
09/15/40	6.750%	935,000	993,401
Total			4,792,817
Other Industry —%
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	113,000	109,892
Interline Brands, Inc.
11/15/18	7.000%	99,000	100,238
Total			210,130
Packaging 0.4%
Ardagh Packaging Finance PLC (a)(b)
10/15/20	9.125%	505,000	531,512
Crown Americas LLC/Capital Corp. II
05/15/17	7.625%	220,000	235,675

8

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Crown Americas LLC/Capital Corp. III Senior Notes (a)
02/01/21	6.250%	$100,000	$101,000
Graham Packaging Co. LP/Capital Corp., Inc.
01/01/17	8.250%	100,000	111,500
Graham Packaging Co. LP/GPC Capital Corp. I
10/01/18	8.250%	41,000	45,613
Greif, Inc. Senior Unsecured
08/01/19	7.750%	275,000	297,000
Reynolds Group Issuer, Inc./LLC (a)
04/15/19	9.000%	1,000	988
02/15/21	8.250%	274,000	256,190
Senior Secured
10/15/16	8.500%	243,000	253,935
04/15/19	7.125%	541,000	536,942
02/15/21	6.875%	180,000	175,500
Total			2,545,855
Paper 0.2%
Cascades, Inc. (b)
12/15/17	7.750%	370,000	385,725
01/15/20	7.875%	205,000	213,456
Graphic Packaging International, Inc.
06/15/17	9.500%	450,000	492,750
10/01/18	7.875%	56,000	59,640
Verso Paper Holdings LLC/Inc. Secured (a)
02/01/19	8.750%	576,000	512,640
Total			1,664,211
Pharmaceuticals 0.4%
Endo Pharmaceuticals Holdings, Inc. (a)
07/15/19	7.000%	56,000	57,400
01/15/22	7.250%	244,000	247,660
Grifols, Inc. Senior Secured (a)
02/01/18	8.250%	291,000	297,547
Mylan, Inc. (a)
11/15/18	6.000%	200,000	203,250
Roche Holdings, Inc. (a)
03/01/19	6.000%	1,275,000	1,469,005
Valeant Pharmaceuticals International (a)(b)
10/01/17	6.750%	95,000	93,100
10/01/20	7.000%	103,000	99,653
Warner Chilcott Co./Finance LLC (a)
09/15/18	7.750%	234,000	236,048
Total			2,703,663
Railroads 3.3%
Burlington Northern Santa Fe LLC
Senior Unsecured
08/15/30	7.950%	855,000	1,100,013

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
06/01/41	5.400%	$1,855,000	$1,822,677
CSX Corp. Senior Unsecured
03/15/18	6.250%	7,415,000	8,555,664
Canadian Pacific Railway Co. Senior Unsecured (b)
05/15/18	6.500%	6,000,000	6,958,662
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	4,455,000	5,072,450
Total			23,509,466
Refining 0.2%
United Refining Co. Senior Secured
02/28/18	10.500%	299,000	299,000
Valero Energy Corp.
06/15/37	6.625%	1,070,000	1,115,642
Total			1,414,642
Retailers 3.8%
Asbury Automotive Group, Inc. Subordinated Notes (a)
11/15/20	8.375%	305,000	310,337
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	7,545,000	7,428,671
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	10,885,000	12,225,771
Home Depot, Inc. Senior Unsecured
04/01/41	5.950%	2,000,000	2,059,652
Limited Brands, Inc.
05/01/20	7.000%	500,000	526,250
Ltd Brands, Inc.
04/01/21	6.625%	175,000	178,938
Michaels Stores, Inc.
11/01/16	11.375%	65,000	69,225
QVC, Inc. (a)
Senior Secured
04/15/17	7.125%	55,000	58,025
10/01/19	7.500%	405,000	430,312
10/15/20	7.375%	50,000	52,750
Rite Aid Corp.
06/15/17	9.500%	110,000	100,375
Senior Secured
08/15/20	8.000%	330,000	355,575
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	200,000	209,000

9

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%	$339,000	$329,254
Wal-Mart Stores, Inc. Senior Unsecured
04/15/41	5.625%	3,090,000	3,187,944
Total			27,522,079
Technology 0.7%
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	225,000	228,656
Amkor Technology, Inc. (a)
Senior Unsecured
06/01/21	6.625%	466,000	452,020
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	365,000	385,075
CDW LLC/Finance Corp (a)
04/01/19	8.500%	360,000	353,700
Cardtronics, Inc.
09/01/18	8.250%	225,000	240,750
CommScope, Inc. (a)
01/15/19	8.250%	68,000	70,040
First Data Corp.
09/24/15	9.875%	202,000	207,555
09/24/15	9.875%	13,000	13,195
First Data Corp. (a)
01/15/21	12.625%	603,000	645,210
Senior Secured
06/15/19	7.375%	201,000	202,508
08/15/20	8.875%	295,000	314,912
Freescale Semiconductor, Inc. Senior Secured (a)(b)
04/15/18	9.250%	165,000	177,788
Interactive Data Corp. (a)
08/01/18	10.250%	355,000	386,062
NXP BV/Funding LLC Senior Secured (a)(b)
08/01/18	9.750%	570,000	638,400
SunGard Data Systems, Inc.
11/15/18	7.375%	385,000	385,000
iGate Corp. (a)
05/01/16	9.000%	422,000	424,110
Total			5,124,981
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	254,000	257,175
ERAC U.S.A. Finance LLC (a)
10/15/37	7.000%	1,790,000	1,969,585

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
Hertz Corp. (The) (a)
10/15/18	7.500%	$220,000	$224,950
04/15/19	6.750%	260,000	257,400
01/15/21	7.375%	301,000	304,763
Total			3,013,873
Wireless 2.8%
Clearwire Communications LLC/Finance, Inc. (a)
Secured
12/01/17	12.000%	143,000	149,793
Senior Secured
12/01/15	12.000%	75,000	79,500
12/01/15	12.000%	40,000	43,000
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	380,000	402,800
Cricket Communications, Inc. (a)
Senior Notes
10/15/20	7.750%	206,000	201,365
Crown Castle International Corp. Senior Unsecured
01/15/15	9.000%	310,000	336,350
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.125%	265,000	262,350
MetroPCS Wireless, Inc.
09/01/18	7.875%	365,000	385,987
11/15/20	6.625%	205,000	202,950
NII Capital Corp.
08/15/16	10.000%	210,000	243,600
04/01/21	7.625%	200,000	209,000
Nextel Communications, Inc.
08/01/15	7.375%	142,000	142,000
Rogers Communications, Inc. (b)
08/15/18	6.800%	5,850,000	6,910,748
SBA Telecommunications, Inc.
08/15/19	8.250%	622,000	665,540
Sprint Capital Corp.
11/15/28	6.875%	285,000	270,037
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	1,108,000	1,217,415
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	8,000,000	7,963,728
Wind Acquisition Finance SA (a)(b)
Secured
07/15/17	11.750%	592,000	670,440
Senior Secured
02/15/18	7.250%	220,000	229,900
Total			20,586,503
Wirelines 6.9%
AT&T, Inc.

10

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Unsecured
06/15/16	5.625%	$1,575,000	$1,785,433
02/15/39	6.550%	12,205,000	13,386,810
Cincinnati Bell, Inc.
10/15/17	8.250%	405,000	407,025
Embarq Corp. Senior Unsecured
06/01/36	7.995%	7,665,000	7,853,651
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	432,000	470,880
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	98,000	99,225
Level 3 Communications, Inc. Senior Unsecured (a)
02/01/19	11.875%	220,000	237,325
Level 3 Escrow, Inc. Senior Unsecured (a)
07/01/19	8.125%	270,000	271,350
Level 3 Financing, Inc.
02/15/17	8.750%	370,000	377,400
Level 3 Financing, Inc. (a)
04/01/19	9.375%	115,000	119,887
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875%	435,000	456,750
PAETEC Holding Corp. (a)
12/01/18	9.875%	205,000	212,431
Qwest Corp. Senior Unsecured
06/15/23	7.500%	400,000	400,500
Telecom Italia Capital SA (b)
07/18/36	7.200%	3,195,000	3,012,303
Telefonica Emisiones SAU (b)
01/15/15	4.949%	2,900,000	3,086,006
06/20/16	6.421%	1,855,000	2,071,184
07/03/17	6.221%	730,000	804,715
04/27/20	5.134%	4,045,000	4,009,679
tw telecom holdings, inc.
03/01/18	8.000%	347,000	369,989
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	8,445,000	9,713,228
Windstream Corp.
09/01/18	8.125%	290,000	307,400
10/15/20	7.750%	700,000	733,250
Total			50,186,421
Total Corporate Bonds & Notes (Cost: $700,525,130)			$694,746,588

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency —%
Government National Mortgage Association (i)
01/15/19	10.000%	$226	$256

Total Residential Mortgage-Backed Securities - Agency (Cost: $227)			$256

Residential Mortgage-Backed Securities - Non-Agency —%
Citicorp Mortgage Securities, Inc. CMO Series 2007-4 Class B2 (h)(i)
05/25/37	5.960%	901,819	9

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,327,677)			$9

U.S. Treasury Obligations 1.4%
U.S. Treasury
02/15/41	4.750%	9,260,000	9,843,093

Total U.S. Treasury Obligations (Cost: $9,974,166)			$9,843,093

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Gaming —%
Caesars Octavius LLC Tranche B Term Loan (h)(j)
04/25/17	9.250%	237,000	238,837

Total Senior Loans (Cost: $234,630)			$238,837

Issuer		Shares	Value

Preferred Stocks —%
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Radio Holdings Corp. (a)(e)(g)(k)		7,089	$71
Total Preferred Stocks (Cost: $71)			$71

11

Issuer	Shares	Value

Common Stocks 0.1%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Six Flags Entertainment Corp.	10,250	$383,862
Total Common Stocks (Cost: $369,379)		$383,862

Warrants —%
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Corp. (a)(e)(g)(k)	8,101	$81

Warrants (continued)
Total Warrants (Cost: $81)		$81

	Shares	Value

Money Market Fund 2.2%
Columbia Short-Term Cash Fund, 0.166% (l)(m)	16,170,817	$16,170,817
Total Money Market Fund (Cost: $16,170,817)		$16,170,817
Total Investments
(Cost: $728,602,178) (n)		$721,383,614(o)
Other Assets & Liabilities, Net		1,879,031
Net Assets		$723,262,645

12

At June 30, 2011, $695,500 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	33	$ 4,060,031	Sept. 2011	$ –	$ (25,603)
U.S. Treasury Note, 2-year	(118)	(25,882,562)	Oct. 2011	–	(51,189)
U.S. Treasury Note, 5-year	(258)	(30,752,390)	Oct. 2011	–	(181,689)
U.S. Treasury Note, 10-year	(492)	(60,185,440)	Sept. 2011	117,770	–
U.S. Treasury Ultra Bond, 30-year	(36)	(4,545,000)	Sept. 2011	50,383	–
Total				$ 168,153	$ (258,481)

13

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $112,830,682 or 15.60% of net assets.

(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 11.19% of net assets.
(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2011, the value of these securities amounted to $1,825,738, which represents 0.25% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $27,752, representing less than 0.01% of net assets.  Information concerning such security holdings at June 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
CMP Susquehanna Corp.
3.417% 05/15/14	03/26/09	$28,306
CMP Susquehanna Corp.	03/26/09	81
CMP Susquehanna Radio Holdings Corp.	03/26/09	71
Six Flags, Inc. 9.625% 06/01/14	05/07/10	—

(f)	Negligible market value.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $27,752, which represents less than 0.01% of net assets.

(h)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.
(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	Non-income producing.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(m)	Investments in affiliates during the three months ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$ -	$ 24,416,741	$ (8,245,924)	$ -	$ 16,170,817	$ 209	$ 16,170,817

(n)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $728,602,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,852,000
Unrealized Depreciation	(17,070,000)
Net Unrealized Depreciation	$(7,218,000)

14

(o)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the lastest quoted bid and asked prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

15

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

16

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total

Bonds
Corporate Bonds & Notes
Media Non-Cable	$-	$25,825,814	$27,600	25,853,414
All Other Industries	-	668,893,174	-	668,893,174
Residential Mortgage-Backed Securities - Agency	-	256	-	256
Residential Mortgage-Backed Securities - Non-Agency	-	9	-	9
U.S. Treasury Obligations	9,843,093	-	-	9,843,093

Total Bonds	9,843,093	694,719,253	27,600	704,589,946

Equity Securities
Common Stocks
Consumer Discretionary	$383,862	-	-	$383,862
Preferred Stocks
Information Technology	-	-	71	71
Warrants
Information Technology	-	-	81	81

Total Equity Securities	383,862	-	152	384,014

Other
Senior Loans	-	238,837	-	238,837
Affiliated Money Market Fund(c)	16,170,817	-	-	16,170,817

Total Other	16,170,817	238,837	-	16,409,654

Investments in Securities	26,397,772	694,958,090	27,752	721,383,614
Derivatives(d)
Assets
Futures Contracts	168,153	-	-	168,153
Liabilities
Futures Contracts	(258,481)	-	-	(258,481)

Total	$26,307,444	$694,958,090	$27,752	$721,293,286

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain corporate fixed-income bonds & notes, preferred stock and warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered earnings of the respective company, market multiples derived from a set of comparable companies and the position of the security within the respective company’s capital structure. Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using an income approach, which considers estimates of distributions from potential actions related to the respective company’s bankruptcy filing.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

17

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Preferred Stocks	Warrants	Total

Balance as of March 31, 2011	$2,676,525	$71	$81	$2,676,677
Accrued discounts/premiums	90	-	-	90
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)*	9,810	-	-	9,810
Sales	-	-	-	-
Purchases	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(2,658,825)	-	-	(2,658,825)
Balance as of June 30, 2011	$27,600	$71	$81	$27,752

*Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $9,810, which was comprised of Corporate Bonds & Notes.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

18

INVESTMENT PORTFOLIO

June 30, 2011 (Unaudited)	Columbia Emerging Markets Fund

	Shares	Value ($)*
Common Stocks — 96.3%
CONSUMER DISCRETIONARY — 12.5%
Auto Components — 2.3%
Hankook Tire Co., Ltd.	69,370	2,967,794
Hyundai Mobis	15,790	5,941,063
Nokian Renkaat Oyj	31,961	1,603,649
Auto Components Total		10,512,506
Automobiles — 1.9%
Hyundai Motor Co.	19,090	4,255,803
Maruti Suzuki India Ltd.	61,334	1,590,914
PT Astra International Tbk	393,000	2,921,351
Automobiles Total		8,768,068
Distributors — 0.3%
PT Sumber Alfaria Trijaya Tbk	3,977,500	1,578,612
Distributors Total		1,578,612
Hotels, Restaurants & Leisure — 0.3%
Ctrip.com International Ltd., ADR (a)	33,860	1,458,689
Hotels, Restaurants & Leisure Total		1,458,689
Household Durables — 0.5%
PDG Realty SA Empreendimentos e Participacoes	403,200	2,270,931
Household Durables Total		2,270,931
Internet & Catalog Retail — 0.5%
GS Home Shopping, Inc.	19,359	2,473,826
Internet & Catalog Retail Total		2,473,826
Leisure Equipment & Products — 0.4%
Giant Manufacturing Co., Ltd.	420,800	1,695,753
Leisure Equipment & Products Total		1,695,753
Media — 0.6%
Naspers Ltd., Class N	50,411	2,847,538
Media Total		2,847,538
Multiline Retail — 1.2%
Clicks Group Ltd.	593,179	3,706,382
Golden Eagle Retail Group Ltd.	627,000	1,601,207
Multiline Retail Total		5,307,589
Specialty Retail — 2.7%
Belle International Holdings Ltd.	1,854,000	3,916,921
Cia Hering	53,000	1,219,172
Home Product Center PCL, Foreign Registered Shares	9,532,659	2,544,111
Mr. Price Group Ltd.	182,200	1,837,682
PT Ace Hardware Indonesia Tbk	8,251,500	2,910,709
Specialty Retail Total		12,428,595

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.8%
China Lilang Ltd.	2,015,000	2,830,759
Titan Industries Ltd.	439,620	2,106,739
Trinity Ltd.	3,114,000	3,145,131
Textiles, Apparel & Luxury Goods Total		8,082,629
CONSUMER DISCRETIONARY TOTAL		57,424,736
CONSUMER STAPLES — 8.8%
Beverages — 2.1%
Cia de Bebidas das Americas, ADR	132,884	4,482,177
Fomento Economico Mexicano SAB de CV, ADR	28,490	1,894,300
San Miguel Corp.	1,197,160	3,190,390
Beverages Total		9,566,867
Food & Staples Retailing — 2.4%
CP ALL PCL	2,891,400	4,174,008
Drogasil SA	305,200	2,082,709
Eurocash SA	164,181	1,765,838
President Chain Store Corp.	519,000	3,006,930
Food & Staples Retailing Total		11,029,485
Food Products — 1.2%
PT Nippon Indosari Corpindo Tbk (a)	5,539,000	1,829,443
Universal Robina Corp.	2,088,100	1,968,430
Want Want China Holdings Ltd.	1,849,000	1,795,296
Food Products Total		5,593,169
Household Products — 0.6%
LG Household & Health Care Ltd.	6,624	2,847,765
Household Products Total		2,847,765
Personal Products — 0.9%
Dabur India Ltd.	1,018,459	2,606,997
Hengan International Group Co., Ltd.	172,000	1,547,743
Personal Products Total		4,154,740
Tobacco — 1.6%
ITC Ltd.	516,540	2,350,753
PT Gudang Garam Tbk	829,500	4,827,734
Tobacco Total		7,178,487
CONSUMER STAPLES TOTAL		40,370,513
ENERGY — 10.5%
Oil, Gas & Consumable Fuels — 10.5%
Banpu PCL, Foreign Registered Shares	92,200	2,154,345
China Shenhua Energy Co., Ltd., Class H	953,000	4,579,013

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
CNOOC Ltd.	2,197,000	5,186,170
Gazprom OAO, ADR	539,621	7,867,674
LUKOIL OAO, ADR	94,085	5,997,919
NovaTek OAO, GDR (b)	16,503	2,279,064
OGX Petroleo e Gas Participacoes SA (a)	198,600	1,856,646
PT Harum Energy Tbk	1,449,500	1,618,048
PT Tambang Batubara Bukit Asam Tbk	558,000	1,356,696
Reliance Industries Ltd.	91,551	1,837,308
Rosneft Oil Co., GDR	444,600	3,743,532
Sasol Ltd.	74,882	3,942,219
SK Innovation Co., Ltd.	8,050	1,519,955
Uralkali, GDR (a)(b)	41,762	1,879,290
Yanzhou Coal Mining Co., Ltd., Class H	574,000	2,215,298
Oil, Gas & Consumable Fuels Total		48,033,177
ENERGY TOTAL		48,033,177
FINANCIALS — 20.3%
Commercial Banks — 15.9%
Banco Bradesco SA, ADR	68,361	1,400,717
Banco do Brasil SA	135,800	2,436,421
Bangkok Bank PCL, Foreign Registered Shares	857,400	4,423,051
Bank of China Ltd., Class H	6,503,000	3,191,342
China Construction Bank Corp., Class H	4,732,000	3,945,426
CIMB Group Holdings Bhd	1,382,500	4,094,802
HDFC Bank Ltd., ADR	15,620	2,755,212
ICICI Bank Ltd., ADR	124,452	6,135,484
Industrial & Commercial Bank of China, Class H	11,338,000	8,648,013
Itau Unibanco Holding SA, ADR	429,352	10,111,239
Kasikornbank PCL, Foreign Registered Shares	1,034,000	4,156,266
Metropolitan Bank & Trust	2,256,755	3,650,600
PT Bank Central Asia Tbk	3,696,500	3,305,797
PT Bank Tabungan Pensiunan Nasional Tbk (a)	2,899,000	1,100,082
Punjab National Bank	112,608	2,739,848
Sberbank	1,681,990	6,189,723
Turkiye Garanti Bankasi AS	1,004,714	4,556,189
Commercial Banks Total		72,840,212

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 2.5%
AMMB Holdings Bhd	2,111,500	4,560,171
BM&FBovespa SA	480,400	3,179,785
Fubon Financial Holding Co., Ltd.	2,480,000	3,822,296
Diversified Financial Services Total		11,562,252
Real Estate Management & Development — 1.9%
China Overseas Land & Investment Ltd.	890,000	1,916,946
China Vanke Co., Ltd., Class B	1,712,780	2,306,686
Housing Development & Infrastructure Ltd. (a)	458,360	1,643,966
KWG Property Holding Ltd.	2,576,465	1,716,257
Sobha Developers Ltd.	154,700	900,598
Real Estate Management & Development Total		8,484,453
FINANCIALS TOTAL		92,886,917
HEALTH CARE — 2.5%
Health Care Equipment & Supplies — 0.9%
Hartalega Holdings Bhd	706,000	1,305,559
St. Shine Optical Co., Ltd.	203,000	3,084,192
Health Care Equipment & Supplies Total		4,389,751
Health Care Providers & Services — 1.3%
Amil Participações SA	158,500	1,863,630
Life Healthcare Group Holdings Ltd.	752,800	1,958,318
Odontoprev SA	123,000	2,049,146
Health Care Providers & Services Total		5,871,094
Pharmaceuticals — 0.3%
PT Kalbe Farma Tbk	3,593,500	1,417,979
Pharmaceuticals Total		1,417,979
HEALTH CARE TOTAL		11,678,824
INDUSTRIALS — 7.4%
Airlines — 0.5%
Copa Holdings SA, Class A	34,758	2,319,749
Airlines Total		2,319,749
Commercial Services & Supplies — 0.5%
Multiplus SA	126,400	2,202,980
Commercial Services & Supplies Total		2,202,980
Construction & Engineering — 0.8%
China Communications Construction Co., Ltd., Class H	4,246,000	3,672,138
Construction & Engineering Total		3,672,138
Electrical Equipment — 1.5%
Bharat Heavy Electricals Ltd.	43,458	1,997,029

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
LS Corp.	21,579	2,232,422
Zhuzhou CSR Times Electric Co., Ltd., Class H	828,000	2,795,806
Electrical Equipment Total		7,025,257
Machinery — 0.7%
Sany Heavy Equipment International Holdings Co., Ltd.	2,686,500	3,068,265
Machinery Total		3,068,265
Road & Rail — 1.8%
Globaltrans Investment PLC, GDR (b)	76,589	1,416,897
Julio Simoes Logistica SA	330,500	2,435,363
Localiza Rent a Car SA	260,700	4,660,577
Road & Rail Total		8,512,837
Trading Companies & Distributors — 1.0%
Barloworld Ltd.	255,894	2,607,456
Mills Estruturas e Serviços de Engenharia SA	129,400	1,865,569
Trading Companies & Distributors Total		4,473,025
Transportation Infrastructure — 0.6%
China Merchants Holdings International Co., Ltd.	334,000	1,298,189
Global Ports Investment PLC, GDR (a)(b)	83,655	1,459,779
Transportation Infrastructure Total		2,757,968
INDUSTRIALS TOTAL		34,032,219
INFORMATION TECHNOLOGY — 14.0%
Communications Equipment — 1.1%
HTC Corp.	103,000	3,482,557
O-Net Communications Group Ltd. (a)	3,390,000	1,276,840
Communications Equipment Total		4,759,397
Electronic Equipment, Instruments & Components — 3.1%
AU Optronics Corp. (a)	1,857,000	1,273,372
China High Precision Automation Group Ltd.	3,376,000	2,648,836
Hon Hai Precision Industry Co., Ltd.	1,818,270	6,259,928
SFA Engineering Corp.	46,032	2,299,839
WPG Holdings Co., Ltd.	1,113,288	1,893,195
Electronic Equipment, Instruments & Components Total		14,375,170
Internet Software & Services — 3.6%
Baidu, Inc., ADR (a)	51,420	7,205,484
Mail.ru Group Ltd., GDR (a)(b)	36,849	1,224,124
NHN Corp. (a)	16,420	2,911,050

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Sina Corp. (a)	15,300	1,592,730
Tencent Holdings Ltd.	124,400	3,398,386
Internet Software & Services Total		16,331,774
IT Services — 0.3%
Cielo SA	50,400	1,259,475
IT Services Total		1,259,475
Semiconductors & Semiconductor Equipment — 5.0%
Duksan Hi-Metal Co., Ltd. (a)	65,863	1,436,222
Samsung Electronics Co., Ltd.	18,900	14,689,631
Taiwan Semiconductor Manufacturing Co., Ltd.	1,698,190	4,279,880
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	208,649	2,631,064
Semiconductors & Semiconductor Equipment Total		23,036,797
Software — 0.9%
Kingdee International Software Group Co., Ltd.	3,340,800	1,800,413
Totvs SA	132,100	2,437,754
Software Total		4,238,167
INFORMATION TECHNOLOGY TOTAL		64,000,780
MATERIALS — 14.3%
Chemicals — 5.7%
Aeci Ltd.	128,937	1,609,377
Asian Paints Ltd.	31,930	2,261,627
Capro Corp.	68,080	2,071,887
Cheil Industries, Inc.	31,048	3,723,658
China Lumena New Materials Corp.	3,634,000	1,469,286
Dongyue Group	646,000	713,995
Formosa Plastics Corp.	379,000	1,369,668
LG Chem Ltd.	13,458	6,184,594
OCI Co., Ltd.	5,982	2,268,777
Petronas Chemicals Group Bhd (a)	1,049,600	2,468,666
TSRC Corp.	738,000	2,177,714
Chemicals Total		26,319,249
Construction Materials — 1.6%
Anhui Conch Cement Co., Ltd., Class H	546,350	2,585,213
PT Indocement Tunggal Prakarsa Tbk	2,317,700	4,616,208
Construction Materials Total		7,201,421
Metals & Mining — 7.0%
Freeport-McMoRan Copper & Gold, Inc.	66,645	3,525,520

6

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Gold Fields Ltd., ADR	114,971	1,677,427
Mechel, ADR	106,495	2,544,165
Novolipetsk Steel OJSC, GDR (b)	70,397	2,738,443
POSCO	4,711	2,046,722
Tata Steel Ltd.	194,877	2,675,884
Vale SA	529,300	16,784,710
Metals & Mining Total		31,992,871
MATERIALS TOTAL		65,513,541
TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 0.8%
Chunghwa Telecom Co. Ltd., ADR	105,450	3,643,297
Diversified Telecommunication Services Total		3,643,297
Wireless Telecommunication Services — 2.4%
America Movil SAB de CV, Series L, ADR	37,456	2,018,129
Millicom International Cellular SA	19,202	2,003,624
Mobile TeleSystems OJSC, ADR	121,635	2,313,498
MTN Group Ltd.	148,109	3,151,954
Total Access Communication PCL	751,900	1,342,637
Wireless Telecommunication Services Total		10,829,842
TELECOMMUNICATION SERVICES TOTAL		14,473,139
UTILITIES — 2.8%
Gas Utilities — 1.4%
ENN Energy Holdings Ltd.	1,236,000	4,214,717
PT Perusahaan Gas Negara Tbk	2,557,000	1,202,640
Towngas China Co. Ltd.	1,884,000	1,006,750
Gas Utilities Total		6,424,107
Independent Power Producers & Energy Traders — 1.4%
Aboitiz Power Corp.	5,352,900	3,876,700
Energy Development Corp.	15,270,200	2,329,348
Independent Power Producers & Energy Traders Total		6,206,048
UTILITIES TOTAL		12,630,155

Total Common Stocks (cost of $303,946,860)		441,044,001

7

	Shares	Value ($)
Preferred Stock — 3.4%
ENERGY — 3.4%
Oil, Gas & Consumable Fuels — 3.4%
Petroleo Brasileiro SA	1,023,600	15,557,487
Oil, Gas & Consumable Fuels Total		15,557,487
ENERGY TOTAL		15,557,487

Total Preferred Stock (cost of $5,436,982)		15,557,487

Total Investments — 99.7% (cost of $309,383,842)(c)(d)		456,601,488

Other Assets & Liabilities, Net — 0.3%		1,329,728

Net Assets — 100.0%		457,931,216

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investments companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities market, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

9

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$4,948,792	$52,475,944	$—	$57,424,736
Consumer Staples	8,459,186	31,911,327	—	40,370,513
Energy	19,465,771	28,567,406	—	48,033,177
Financials	32,208,581	60,678,336	—	92,886,917
Health Care	3,912,776	7,766,048	—	11,678,824
Industrials	14,036,407	19,995,812	—	34,032,219
Information Technology	15,126,507	48,874,273	—	64,000,780
Materials	24,531,822	40,981,719	—	65,513,541
Telecommunication Services	7,974,924	6,498,215	—	14,473,139
Utilities	—	12,630,155	—	12,630,155
Total Common Stocks	130,664,766	310,379,235	—	441,044,001
Total Preferred Stock	15,557,487	—	—	15,557,487
Total Investments	$146,222,253	$310,379,235	$—	$456,601,488

10

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities, which are not illiquid, amounted to $10,445,427, which represents 2.3% of net assets.

(c)	Cost for federal income tax purposes is $309,383,842.
(d)	Unrealized appreciation and depreciation at June 30, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$152,406,995	$(5,189,349)	$147,217,646

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

11

Portfolio of Investments

Columbia Energy and Natural Resources Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.1%
ENERGY 77.3%
Energy Equipment & Services 20.8%
Atwood Oceanics, Inc. (a)(b)	50,000	$2,206,500
Baker Hughes, Inc.	200,000	14,512,000
Basic Energy Services, Inc. (a)(b)	100,000	3,147,000
Cameron International Corp. (a)(b)	200,000	10,058,000
Complete Production Services, Inc. (a)(b)	130,000	4,336,800
Core Laboratories NV (a)(c)	50,000	5,577,000
Dresser-Rand Group, Inc. (b)	75,000	4,031,250
Dril-Quip, Inc. (a)(b)	40,000	2,713,200
Ensco PLC, ADR (c)	175,000	9,327,500
FMC Technologies, Inc. (b)	100,000	4,479,000
Halliburton Co. (a)	575,000	29,325,000
Helmerich & Payne, Inc. (a)	75,000	4,959,000
Hercules Offshore, Inc. (a)(b)	500,000	2,755,000
McDermott International, Inc. (b)(c)	200,000	3,962,000
National Oilwell Varco, Inc. (a)	285,000	22,289,850
Oceaneering International, Inc.	100,000	4,050,000
Oil States International, Inc. (a)(b)	115,000	9,189,650
Patterson-UTI Energy, Inc.	225,000	7,112,250
Pioneer Drilling Co. (a)(b)	250,000	3,810,000
Rowan Companies, Inc. (b)	100,000	3,881,000
Schlumberger Ltd. (c)	675,000	58,320,000
Superior Energy Services, Inc. (b)	75,000	2,785,500
Total		212,827,500
Oil, Gas & Consumable Fuels 56.5%
Anadarko Petroleum Corp.	300,000	23,028,000
Brigham Exploration Co. (a)(b)	250,000	7,482,500
Cabot Oil & Gas Corp. (a)	100,000	6,631,000
Callon Petroleum Co. (a)(b)	265,582	1,864,386
Canadian Natural Resources Ltd. (c)	400,000	16,744,000
Cenovus Energy, Inc. (c)	375,000	14,122,500
Chevron Corp.	850,000	87,414,000
Cimarex Energy Co.	100,000	8,992,000
Cobalt International Energy, Inc. (a)(b)	200,000	2,726,000
Concho Resources, Inc. (a)(b)	110,000	10,103,500
ConocoPhillips	600,000	45,114,000
Consol Energy, Inc. (a)	100,000	4,848,000
Crescent Point Energy Corp. (c)	100,000	4,621,287
Denbury Resources, Inc. (b)	150,000	3,000,000
Devon Energy Corp.	150,000	11,821,500
El Paso Corp.	200,000	4,040,000
EnCana Corp. (c)	250,000	7,697,500
EOG Resources, Inc.	150,000	15,682,500
Exxon Mobil Corp.	900,000	73,242,000
Forest Oil Corp. (b)	120,000	3,205,200
Frontier Oil Corp.	200,000	6,462,000

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (cont.)
Hess Corp.	195,000	$14,578,200
HollyFrontier Corp.	100,000	6,940,000
Hyperdynamics Corp. (a)(b)	450,000	1,935,000
Marathon Oil Corp.	100,000	5,268,000
MEG Energy Corp. (b)(c)	100,000	5,217,481
Murphy Oil Corp. (a)	80,000	5,252,800
Newfield Exploration Co. (a)(b)	90,000	6,121,800
Noble Energy, Inc. (a)	75,000	6,722,250
Northern Oil and Gas, Inc. (a)(b)	300,000	6,645,000
Oasis Petroleum, Inc. (a)(b)	170,000	5,045,600
Occidental Petroleum Corp.	525,000	54,621,000
Peabody Energy Corp.	134,826	7,942,600
Petrohawk Energy Corp. (a)(b)	150,000	3,700,500
Pioneer Natural Resources Co. (a)	75,000	6,717,750
Plains Exploration & Production Co. (a)(b)	150,000	5,718,000
Quicksilver Resources, Inc. (a)(b)	200,000	2,952,000
Range Resources Corp.	125,000	6,937,500
SandRidge Energy, Inc. (a)(b)	450,000	4,797,000
Southwestern Energy Co. (b)	150,000	6,432,000
Suncor Energy, Inc. (c)	703,771	27,517,446
Talisman Energy, Inc. (c)	300,000	6,147,000
Tesoro Corp. (a)(b)	74,500	1,706,795
Valero Energy Corp.	125,000	3,196,250
Voyager Oil & Gas, Inc. (a)(b)	400,000	1,188,000
Western Refining, Inc. (a)(b)	275,000	4,969,250
Whiting Petroleum Corp. (b)	175,000	9,959,250
Total		577,070,345
TOTAL ENERGY		789,897,845
INDUSTRIALS 1.8%
Road & Rail 1.8%
CSX Corp. (a)	300,000	7,866,000
Union Pacific Corp.	100,000	10,440,000
Total		18,306,000
TOTAL INDUSTRIALS		18,306,000
MATERIALS 20.6%
Chemicals 3.8%
Air Products & Chemicals, Inc.	100,000	9,558,000
Celanese Corp., Series A (a)	100,000	5,331,000
CF Industries Holdings, Inc.	65,000	9,208,550
Mosaic Co. (The) (a)	56,512	3,827,558
Potash Corp. of Saskatchewan, Inc. (c)	192,135	10,949,773
Total		38,874,881

1

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 1.2%
Crown Holdings, Inc. (a)(b)	175,000	$6,793,500
Graphic Packaging Holding Co. (a)(b)	900,000	4,896,000
Total		11,689,500
Metals & Mining 15.6%
Agnico-Eagle Mines Ltd. (c)	44,848	2,831,254
Alamos Gold, Inc. (c)	182,757	3,026,211
Allied Nevada Gold Corp. (a)(b)	150,000	5,305,500
Barrick Gold Corp. (c)	236,617	10,716,384
Coeur d’Alene Mines Corp. (a)(b)	115,000	2,789,900
Copper Mountain Mining Corp. (b)(c)	500,000	3,872,674
Detour Gold Corp. (b)(c)	136,606	3,958,876
First Quantum Minerals Ltd. (c)	67,879	9,896,983
Fortescue Metals Group Ltd. (c)	650,000	4,459,963
Freeport-McMoRan Copper & Gold, Inc.	306,714	16,225,171
Goldcorp, Inc. (c)	276,681	13,355,392
IAMGOLD Corp. (c)	200,000	3,752,000
Ivanhoe Mines Ltd. (b)(c)	159,346	4,031,454
Kinross Gold Corp. (c)	367,018	5,798,884
Molycorp, Inc. (a)(b)	130,000	7,937,800
New Gold, Inc. (b)(c)	464,491	4,779,612
Newmont Mining Corp. (a)	410,752	22,168,285
Osisko Mining Corp. (b)(c)	200,000	3,103,000
PAN American Silver Corp. (c)	60,192	1,859,331
Rio Tinto PLC, ADR (a)(c)	70,000	5,062,400
Silver Wheaton Corp. (c)	255,000	8,415,000
Teck Resources Ltd., Class B (c)	100,000	5,074,000
Walter Energy, Inc.	55,000	6,369,000
Yamana Gold, Inc. (c)	395,336	4,597,758
Total		159,386,832
TOTAL MATERIALS		209,951,213
UTILITIES 0.4%
Gas Utilities 0.4%
Energen Corp.	75,000	4,237,500
TOTAL UTILITIES		4,237,500
Total Common Stocks (Cost: $860,552,607)		$1,022,392,558

Issuer	Shares	Value

Warrants —%
MATERIALS –%
Metals & Mining –%
Kinross Gold Corp. (b)(c)(d)	26,358	$66,957
TOTAL MATERIALS		66,957
Total Warrants (Cost: $127,068)		$66,957

	Shares	Value

Money Market Fund 1.2%
Columbia Short-Term Cash Fund, 0.166% (e)(f)	12,531,479	$12,531,479
Total Money Market Fund (Cost: $12,531,479)		$12,531,479

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.2%
Certificates of Deposit 0.2%
Commerzbank AG
07/20/11	0.220%	$2,000,000	$2,000,000
Money Market Fund 1.0%
JPMorgan Prime Money Market Fund, 0.010% (e)
		10,000,000	10,000,000
Repurchase Agreements 7.0%
MF Global Holdings Ltd. dated 06/30/11, matures 07/01/11, repurchase price $5,000,021 (g)
	0.150%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004 (g)
	0.030%	5,000,000	5,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $45,000,125 (g)
	0.100%	45,000,000	45,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $12,000,040 (g)
	0.120%	12,000,000	12,000,000

2

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
RBS Securities, Inc. dated 06/30/11, matures 07/01/11,
repurchase price $4,328,532 (g)	0.080%	$4,328,522	$4,328,522
Total			71,328,522

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $83,328,522)	$83,328,522
Total Investments
(Cost: $956,539,676) (h)	$1,118,319,516(i)
Other Assets & Liabilities, Net	(96,988,304)
Net Assets	$1,021,331,212

  Forward Foreign Currency Exchange Contracts Open at June 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	July 6, 2011	4,597,694	4,429,970	$ –	$ (4,433)
		(USD)	(CAD)

3

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 26.32% of net assets.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $66,957, representing 0.01% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Security Description	Acquisition Dates	Cost
	Kinross Gold Corp.	03/30/07 – 09/08/09	$127,068

(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.

4

(f)	Investments in affiliates during the three months ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$-	$292,044,660	$(279,513,181)	$-	$12,531,479	$6,633	$12,531,479

5

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

MF Global Holdings Ltd. (0.150%)

Security Description	Value
Fannie Mae Pool	$3,468,846
Fannie Mae REMICS	93,712
Freddie Mac Gold Pool	4,867
Freddie Mac Non Gold Pool	57,556
Freddie Mac REMICS	69,773
Ginnie Mae I Pool	559,456
Ginnie Mae II Pool	630,315
Government National Mortgage Association	215,506
Total Market Value of Collateral Securities	$5,100,031
Natixis Financial Products, Inc. (0.030%)

Security Description	Value
Fannie Mae Interest Strip	$115,945
Fannie Mae REMICS	2,834,033
Federal Farm Credit Bank	367,345
Freddie Mac REMICS	836,677
Government National Mortgage Association	946,004
Total Market Value of Collateral Securities	$5,100,004
Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$27,330,702
Freddie Mac Gold Pool	18,569,298
Total Market Value of Collateral Securities	$45,900,000
Pershing LLC (0.120%)

Security Description	Value
Fannie Mae Pool	$106,532
Fannie Mae REMICS	2,985,134
Fannie Mae Whole Loan	18,997
Freddie Mac Reference REMIC	285,721
Freddie Mac REMICS	7,629,815
Freddie Mac Strips	121,530
Government National Mortgage Association	1,092,271
Total Market Value of Collateral Securities	$12,240,000
RBS Securities, Inc. (0.080%)

Security Description	Value
Freddie Mac Gold Pool	$4,415,112
Total Market Value of Collateral Securities	$4,415,112

6

(h)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $956,540,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$165,723,000
	Unrealized Depreciation	(3,943,000)
	Net Unrealized Appreciation	$161,780,000

(i)

Securities are valued using policies described below:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the lastest quoted bid and asked prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

7

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated March 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Energy	$789,897,845	$-	$-	$789,897,845
Industrials	18,306,000	-	-	18,306,000
Materials	205,491,250	4,459,963	-	209,951,213
Utilities	4,237,500	-	-	4,237,500
Warrants
Materials	66,957	-	-	66,957
Total Equity Securities	1,017,999,552	4,459,963	-	1,022,459,515

8

Other
Affiliated Money Market Fund(c)	12,531,479	-	-	12,531,479
Investments of Cash Collateral Received for Securities on Loan	10,000,000	73,328,522	-	83,328,522
Total Other	22,531,479	73,328,522	-	95,860,001
Investments in Securities	1,040,531,031	77,788,485	-	1,118,319,516
Derivatives(d)
Liabilities
Forward Foreign Currency Exchange Contracts	(4,433)	-	-	(4,433)
Total	$1,040,526,598	$77,788,485	$-	$1,118,315,083

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

9

Portfolio of Investments

Columbia Intermediate Bond Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 36.3%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$800,000	$846,000
Ducommun, Inc. Senior Notes (a)
07/15/18	9.750%	85,000	87,019
Huntington Ingalls Industries, Inc. (a)
03/15/18	6.875%	260,000	266,500
03/15/21	7.125%	353,000	365,355
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	610,000	643,550
Kratos Defense & Security Solutions, Inc. (a)
Senior Secured
06/01/17	10.000%	566,000	597,130
L-3 Communications Corp.
02/15/21	4.950%	8,225,000	8,207,111
Raytheon Co. Senior Unsecured
08/15/27	7.200%	2,055,000	2,561,070
TransDigm, Inc. (a)
12/15/18	7.750%	558,000	585,900
Total			14,159,635
Airlines 0.1%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	3,729,728	3,757,701

Automotive 0.4%
Accuride Corp. Senior Secured
08/01/18	9.500%	180,000	192,600
Allison Transmission, Inc. (a)
05/15/19	7.125%	246,000	239,235
Chrysler Group LLC/Co-Issuer, Inc. (a)
Senior Secured
06/15/19	8.000%	149,000	145,647
06/15/21	8.250%	400,000	393,000
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	125,000	124,063
02/15/21	6.750%	822,000	813,780
Delphi Corp. (a)
Senior Notes
05/15/19	5.875%	168,000	166,320
05/15/21	6.125%	112,000	111,440
FUEL Trust Secured (a)
06/15/16	3.984%	7,625,000	7,563,047
International Automotive Components Group SL Senior Secured (a)(b)
06/01/18	9.125%	168,000	171,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Lear Corp.
03/15/18	7.875%	$659,000	$708,425
03/15/20	8.125%	195,000	211,087
Visteon Corp. Senior Notes (a)
04/15/19	6.750%	672,000	645,120
Total			11,485,544
Banking 8.8%
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	3,190,000	3,538,131
02/01/21	4.150%	15,360,000	15,313,966
Barclays Bank PLC (a)(b)(c)
09/29/49	7.434%	7,895,000	8,052,900
12/31/49	6.860%	17,610,000	16,157,175
12/31/49	7.375%	9,665,000	9,824,472
Barclays Bank PLC (b)
Senior Unsecured
09/22/16	5.000%	3,255,000	3,501,540
Capital One/IV (c)
02/17/37	6.745%	17,610,000	17,852,137
Capital One/V
08/15/39	10.250%	9,420,000	9,985,200
Chinatrust Commercial Bank (a)(b)(c)
03/29/49	5.625%	3,570,000	3,525,375
Discover Bank Subordinated Notes
11/18/19	8.700%	5,175,000	6,242,913
Fifth Third Bank Senior Unsecured (c)
05/17/13	0.371%	2,685,000	2,643,020
HBOS PLC Subordinated Notes (a)(b)
05/21/18	6.750%	11,385,000	10,956,195
HSBC U.S.A., Inc. Subordinated Notes
09/27/20	5.000%	9,310,000	9,209,080
ING Bank NV Senior Unsecured (a)(b)
03/15/16	4.000%	6,235,000	6,310,057
JPMorgan Chase Capital XVII
08/01/35	5.850%	3,190,000	3,137,671
JPMorgan Chase Capital XXIII (c)
05/15/47	1.261%	2,385,000	1,885,920
JPMorgan Chase Capital XXV
10/01/37	6.800%	3,405,000	3,367,964
JPMorgan Chase & Co.
Senior Unsecured
07/05/16	3.150%	19,270,000	19,387,894
JPMorgan Chase & Co. (c)
04/29/49	7.900%	3,060,000	3,286,715

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Lloyds Banking Group PLC (a)(b)(c)
11/29/49	6.267%	$3,286,000	$2,415,210
Lloyds TSB Bank PLC Bank Guaranteed (a)(b)
01/12/15	4.375%	2,360,000	2,395,173
Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/13	6.150%	1,425,000	1,530,071
Subordinated Notes
05/02/17	5.700%	4,805,000	5,004,888
National City Preferred Capital Trust I (c)
12/31/49	12.000%	11,610,000	12,779,824
PNC Funding Corp. Bank Guaranteed
02/08/20	5.125%	2,820,000	3,019,371
State Street Corp.
03/15/18	4.956%	14,225,000	15,085,172
Senior Unsecured
03/07/16	2.875%	2,415,000	2,449,943
U.S. Bancorp
02/01/16	3.442%	16,815,000	17,083,149
USB Capital XIII Trust
12/15/39	6.625%	19,740,000	20,291,141
Washington Mutual Bank (d) Subordinated Notes
01/15/15	5.125%	27,379,000	34,224
Washington Mutual Preferred Funding (a)(d)
03/29/49	6.534%	2,725,000	54,500
Wells Fargo & Co. Senior Unsecured (c)
06/15/16	3.676%	17,595,000	18,076,030
Wells Fargo Capital X
12/15/36	5.950%	15,305,000	14,972,499
Total			269,369,520
Brokerage 0.2%
E*Trade Financial Corp.
Senior Notes
06/01/16	6.750%	435,000	426,300
Senior Unsecured
12/01/15	7.875%	369,000	370,845
Senior Unsecured PIK
11/30/17	12.500%	463,000	541,710
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	3,445,000	3,977,976
Nuveen Investments, Inc.
11/15/15	10.500%	120,000	122,700
Total			5,439,531

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials 0.1%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	$902,000	$906,510
Euramax International, Inc. Senior Secured (a)
04/01/16	9.500%	340,000	328,100
Gibraltar Industries, Inc.
12/01/15	8.000%	360,000	363,150
Interface, Inc.
12/01/18	7.625%	148,000	153,920
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	237,000	240,555
Nortek, Inc. (a)
04/15/21	8.500%	460,000	425,500
Total			2,417,735
Chemicals 0.7%
CF Industries, Inc.
05/01/18	6.875%	1,065,000	1,200,787
05/01/20	7.125%	73,000	84,680
Celanese U.S. Holdings LLC Senior Notes
06/15/21	5.875%	75,000	76,688
Chemtura Corp.
09/01/18	7.875%	6,000	6,285
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	4,365,000	4,903,279
11/15/20	4.250%	5,245,000	5,118,879
05/15/39	9.400%	125,000	185,410
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	866,000	900,640
Koppers, Inc.
12/01/19	7.875%	105,000	112,087
Lubrizol Corp. Senior Unsecured
02/01/19	8.875%	2,880,000	3,745,619
Lyondell Chemical Co. Senior Secured (a)
11/01/17	8.000%	885,000	988,987
MacDermid, Inc. Senior Subordinated Notes (a)
04/15/17	9.500%	594,000	619,245
Nalco Co. (a)
01/15/19	6.625%	608,000	623,200
Nova Chemicals Corp. (b)
Senior Unsecured
11/01/16	8.375%	350,000	385,000
11/01/19	8.625%	395,000	439,931

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Polypore International, Inc.
11/15/17	7.500%	$550,000	$581,625
Total			19,972,342
Construction Machinery 0.1%
Case New Holland, Inc. Senior Notes (a)
12/01/17	7.875%	284,000	313,110
Columbus McKinnon Corp.
02/01/19	7.875%	185,000	187,775
Manitowoc Co., Inc. (The)
11/01/20	8.500%	645,000	688,537
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	596,000	566,200
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	275,000	273,625
RSC Equipment Rental, Inc./Holdings III LLC (a)
Senior Secured
07/15/17	10.000%	88,000	98,120
United Rentals North America, Inc.
06/15/16	10.875%	109,000	121,944
12/15/19	9.250%	86,000	94,170
09/15/20	8.375%	676,000	684,450
Xerium Technologies, Inc. (a)
06/15/18	8.875%	290,000	290,000
Total			3,317,931
Consumer Cyclical Services –%
Garda World Security Corp. Senior Unsecured (a)(b)
03/15/17	9.750%	321,000	345,075
West Corp. (a)
01/15/19	7.875%	608,000	592,800
Total			937,875
Consumer Products 0.1%
Central Garden and Pet Co.
03/01/18	8.250%	225,000	232,313
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	276,000	299,460
Sealy Mattress Co.
06/15/14	8.250%	425,000	426,062
Spectrum Brands Holdings, Inc. Senior Secured (a)
06/15/18	9.500%	836,000	927,960
Visant Corp.
10/01/17	10.000%	302,000	312,570
Total			2,198,365

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.2%
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	$569,000	$617,365
Ingersoll-Rand Global Holding Co., Ltd. (b)
04/15/14	9.500%	2,310,000	2,773,730
SPX Corp. (a)
09/01/17	6.875%	296,000	316,720
Tyco International Ltd./Finance SA (b)
01/15/21	6.875%	2,070,000	2,433,718
WireCo WorldGroup Senior Unsecured (a)
05/15/17	9.750%	744,000	784,920
Total			6,926,453
Electric 3.9%
AES Corp. (The) Senior Notes (a)
07/01/21	7.375%	711,000	721,665
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	18,908,000	19,442,945
American Electric Power Co., Inc. Senior Unsecured
06/01/15	5.250%	4,118,000	4,525,715
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	4,280,000	4,440,500
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	920,000	940,700
CenterPoint Energy, Inc. Senior Unsecured
02/01/17	5.950%	295,000	330,216
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%	6,075,000	6,943,373
03/15/36	5.900%	3,570,000	3,741,942
Senior Unsecured
07/15/18	6.950%	5,220,000	5,963,328
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	4,085,000	4,847,649
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	4,720,000	5,448,159
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	582,000	471,420
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	430,000	456,428

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	$40,000	$42,658
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%	2,790,000	3,147,424
FPL Energy American Wind LLC Senior Secured (a)
06/20/23	6.639%	2,164,078	2,241,271
FPL Energy National Wind LLC Senior Secured (a)
03/10/24	5.608%	912,851	931,875
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	305,000	317,200
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	7,045,000	6,454,023
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	850,000	943,500
MidAmerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	2,660,000	2,883,682
NRG Energy, Inc.
01/15/17	7.375%	1,219,000	1,276,903
Nevada Power Co.
09/15/40	5.375%	1,450,000	1,425,830
05/15/41	5.450%	11,775,000	11,654,716
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	3,625,000	3,842,090
Oncor Electric Delivery Co. LLC
Senior Secured
09/01/13	5.950%	6,745,000	7,356,529
09/30/40	5.250%	6,670,000	6,382,556
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	8,120,000	7,362,583
Southern Co. Senior Unsecured
05/15/14	4.150%	2,885,000	3,090,527
Tenaska Alabama II Partners LP Senior Secured (a)
03/30/23	6.125%	2,727,249	2,885,402
Texas Competitive Electric Holdings Co. LLC/Finance, Inc. Senior Secured (a)
10/01/20	11.500%	161,000	158,585

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Windsor Financing LLC Senior Unsecured (a)
07/15/17	5.881%	$198,450	$221,401
Total			120,892,795
Entertainment –%
AMC Entertainment, Inc. (a)
12/01/20	9.750%	185,000	189,162
Cinemark U.S.A., Inc. Senior Subordinated Notes (a)
06/15/21	7.375%	140,000	138,950
National CineMedia LLC Senior Notes (a)(e)
07/15/21	7.875%	311,000	316,054
Six Flags, Inc. (a)(f)(g)(h)(i)
06/01/14	0.000%	458,000	–
Speedway Motorsports, Inc.
02/01/19	6.750%	76,000	75,810
Vail Resorts, Inc. (a)
05/01/19	6.500%	93,000	93,465
Total			813,441
Environmental –%
Clean Harbors, Inc. Senior Secured (a)
08/15/16	7.625%	135,000	143,100

Food and Beverage 0.8%
ARAMARK Holdings Corp. Senior Notes PIK (a)
05/01/16	8.625%	286,000	291,005
Anheuser-Busch InBev Worldwide, Inc. (b)
01/15/19	7.750%	2,445,000	3,075,918
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	7,110,000	7,459,975
Darling International, Inc. (a)
12/15/18	8.500%	110,000	118,800
Dean Foods Co. Senior Notes (a)
12/15/18	9.750%	222,000	235,875
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	4,355,000	4,455,853
Kraft Foods, Inc. Senior Unsecured
02/09/40	6.500%	4,400,000	4,840,564

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	$3,445,000	$3,652,303
Total			24,130,293
Gaming 0.1%
Boyd Gaming Corp. Senior Notes (a)
12/01/18	9.125%	421,000	431,525
Caesars Entertainment Operating Co., Inc.
Secured
12/15/18	10.000%	435,000	392,588
Senior Secured
06/01/17	11.250%	263,000	290,286
MGM Resorts International
Senior Secured
03/15/20	9.000%	79,000	86,505
Senior Unsecured
03/01/18	11.375%	504,000	565,740
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	257,000	279,488
Seminole Indian Tribe of Florida (a)
10/01/20	7.804%	810,000	796,068
Senior Secured
10/01/20	6.535%	110,000	104,195
Seneca Gaming Corp. (a)
12/01/18	8.250%	463,000	478,047
Shingle Springs Tribal Gaming Authority Senior Notes (a)
06/15/15	9.375%	620,000	427,800
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	389,000	388,028
Total			4,240,270
Gas Distributors 0.3%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	3,915,000	4,527,631
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	785,000	836,025
Sempra Energy Senior Unsecured
06/01/16	6.500%	3,130,000	3,624,822
Total			8,988,478
Gas Pipelines 2.4%
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	175,000	173,250
El Paso Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
06/01/18	7.250%	$202,000	$229,775
09/15/20	6.500%	834,000	913,230
01/15/32	7.750%	398,000	462,982
Enterprise Products Operating LLC
02/01/41	5.950%	14,950,000	14,848,190
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/15	5.625%	2,990,000	3,336,125
01/15/38	6.950%	3,510,000	3,812,236
09/01/39	6.500%	4,750,000	4,932,310
NGPL PipeCo LLC Senior Unsecured (a)
12/15/12	6.514%	6,955,000	7,313,829
Nisource Finance Corp.
12/15/40	6.250%	4,260,000	4,364,992
Plains All American Pipeline LP/Finance Corp.
01/15/20	5.750%	3,465,000	3,756,313
01/15/37	6.650%	2,050,000	2,164,980
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	180,000	200,700
12/01/18	6.875%	303,000	312,848
07/15/21	6.500%	569,000	576,113
Southern Natural Gas Co./Issuing Corp. Senior Unsecured (a)
06/15/21	4.400%	7,000,000	6,884,731
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	4,090,000	5,124,872
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	105,000	105,525
TransCanada PipeLines Ltd. (b)(c)
05/15/67	6.350%	13,090,000	13,158,919
Williams Companies, Inc. (The) Senior Unsecured
09/01/21	7.875%	233,000	288,793
Total			72,960,713
Health Care 0.3%
AMGH Merger Sub, Inc. Senior Secured (a)
11/01/18	9.250%	159,000	167,348
American Renal Associates Holdings, Inc. Senior Unsecured PIK (a)
03/01/16	9.750%	80,000	82,200
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	359,000	365,731
CDRT Merger Sub, Inc. (a)
06/01/19	8.125%	143,000	143,000
CHS/Community Health Systems, Inc.
07/15/15	8.875%	221,000	227,630

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Capella Healthcare, Inc. (a)
07/01/17	9.250%	$95,000	$100,700
ConvaTec Healthcare E SA Senior Unsecured (a)(b)
12/15/18	10.500%	772,000	799,020
HCA, Inc.
Senior Secured
02/15/20	7.875%	621,000	673,785
09/15/20	7.250%	804,000	863,295
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	407,000	420,227
Healthsouth Corp.
02/15/20	8.125%	390,000	419,250
09/15/22	7.750%	61,000	64,279
InVentiv Health, Inc. (a)
08/15/18	10.000%	877,000	863,845
LifePoint Hospitals, Inc.
10/01/20	6.625%	237,000	244,110
Multiplan, Inc. (a)
09/01/18	9.875%	541,000	574,812
Radnet Management, Inc.
04/01/18	10.375%	90,000	92,025
STHI Holding Corp. Secured (a)
03/15/18	8.000%	127,000	128,905
Tenet Healthcare Corp.
Senior Secured
07/01/19	8.875%	228,000	251,655
Senior Unsecured
08/01/20	8.000%	112,000	113,820
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,060,000	1,094,450
WP Rocket Merger Sub, Inc. Senior Unsecured (a)
07/15/19	10.125%	247,000	249,470
Total			7,939,557
Healthcare Insurance 0.1%
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	2,285,000	2,590,918
Home Construction —%
K Hovnanian Enterprises, Inc. Senior Secured
10/15/16	10.625%	415,000	413,963
Shea Homes LP/Funding Corp. Senior Secured (a)
05/15/19	8.625%	480,000	472,800
Total			886,763

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 1.6%
Anadarko Petroleum Corp.
03/15/40	6.200%	$3,590,000	$3,638,451
Senior Unsecured
09/15/17	6.375%	7,530,000	8,623,111
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	80,000	83,400
Senior Unsecured
06/01/14	10.250%	85,000	97,113
11/01/20	6.750%	180,000	180,900
Brigham Exploration Co.
10/01/18	8.750%	430,000	468,700
Brigham Exploration Co. (a)
06/01/19	6.875%	71,000	70,468
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	884,000	910,520
Chaparral Energy, Inc.
10/01/20	9.875%	197,000	212,760
09/01/21	8.250%	486,000	489,645
Chesapeake Energy Corp.
08/15/20	6.625%	1,415,000	1,485,750
02/15/21	6.125%	340,000	344,250
Comstock Resources, Inc.
10/15/17	8.375%	84,000	87,360
04/01/19	7.750%	102,000	102,765
Concho Resources, Inc.
10/01/17	8.625%	205,000	223,450
01/15/21	7.000%	418,000	432,630
01/15/22	6.500%	118,000	118,295
Continental Resources, Inc.
04/01/21	7.125%	421,000	444,155
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	2,325,000	2,734,226
EXCO Resources, Inc.
09/15/18	7.500%	817,000	794,532
Goodrich Petroleum Corp. (a)
03/15/19	8.875%	250,000	250,000
Hilcorp Energy I LP/Finance Co. Senior Notes (a)
04/15/21	7.625%	739,000	772,255
Laredo Petroleum, Inc. Senior Notes (a)
02/15/19	9.500%	919,000	969,545
Linn Energy LLC/Finance Corp. (a)
05/15/19	6.500%	557,000	551,430
MEG Energy Corp. (a)(b)
03/15/21	6.500%	370,000	371,850
Nexen, Inc. Senior Unsecured (b)
07/30/39	7.500%	6,955,000	7,779,557

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Oasis Petroleum, Inc. Senior Unsecured (a)
02/01/19	7.250%	$250,000	$245,000
Petrohawk Energy Corp.
08/15/18	7.250%	831,000	852,814
Petrohawk Energy Corp. (a)
06/01/19	6.250%	585,000	571,837
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	277,000	292,235
Range Resources Corp.
08/01/20	6.750%	555,000	570,262
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (a)(b)
09/30/20	5.298%	3,133,780	3,337,476
Southwestern Energy Co.
02/01/18	7.500%	6,700,000	7,621,250
Venoco, Inc. (a)
02/15/19	8.875%	536,000	536,000
Woodside Finance Ltd. (a)(b)
05/10/21	4.600%	2,540,000	2,492,946
Total			48,756,938
Integrated Energy 0.3%
Hess Corp. Senior Unsecured
08/15/31	7.300%	3,440,000	4,112,451
Shell International Finance BV (b)
03/25/40	5.500%	6,315,000	6,606,021
Total			10,718,472
Life Insurance 1.2%
ING Groep NV (b)(c)
12/29/49	5.775%	9,770,000	8,988,400
MetLife Capital Trust X (a)
04/08/38	9.250%	4,960,000	6,051,200
MetLife, Inc.
08/01/69	10.750%	8,125,000	11,435,938
Provident Companies, Inc. Senior Unsecured
07/15/18	7.000%	320,000	360,783
Prudential Financial, Inc.
Senior Unsecured
06/13/15	4.750%	2,205,000	2,358,400
Prudential Financial, Inc. (c)
06/15/38	8.875%	6,480,000	7,565,400
Total			36,760,121
Media Cable 1.2%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	595,000	612,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
04/30/20	8.125%	$443,000	$480,655
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	234,000	263,835
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	507,000	549,461
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
11/15/17	8.625%	945,000	982,800
Comcast Cable Holdings LLC
06/15/22	9.875%	2,089,000	2,847,595
Comcast Corp.
08/15/37	6.950%	3,479,000	3,927,353
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	9,780,000	9,921,849
03/01/16	3.500%	12,135,000	12,525,929
DISH DBS Corp.
09/01/19	7.875%	925,000	997,844
DISH DBS Corp. (a)
06/01/21	6.750%	265,000	271,625
Insight Communications Co., Inc. Senior Notes (a)
07/15/18	9.375%	400,000	439,000
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured (a)(b)
03/15/19	7.500%	220,000	222,384
Quebecor Media, Inc. (b)
Senior Unsecured
03/15/16	7.750%	444,000	458,985
03/15/16	7.750%	253,000	261,539
Time Warner Cable, Inc.
05/01/17	5.850%	2,335,000	2,625,831
Virgin Media Finance PLC (b)
08/15/16	9.500%	445,000	503,406
Total			37,892,941
Media Non-Cable 0.9%
AMC Networks, Inc. (a)
07/15/21	7.750%	444,000	463,980
CMP Susquehanna Corp. (a)(c)(g)(i)
05/15/14	3.417%	65,000	59,800
Clear Channel Communications, Inc. (a)
03/01/21	9.000%	665,000	636,738
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	720,000	784,800
Cumulus Media, Inc. (a)
05/01/19	7.750%	92,000	88,780
EH Holding Corp. (a)
Senior Secured
06/15/19	6.500%	222,000	225,885

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Senior Unsecured
06/15/21	7.625%	$416,000	$424,320
Entravision Communications Corp. Senior Secured
08/01/17	8.750%	420,000	434,700
Intelsat Jackson Holdings SA (a)(b)
04/01/19	7.250%	380,000	377,150
10/15/20	7.250%	525,000	521,063
NBCUniversal Media LLC (a)
Senior Unsecured
04/01/16	2.875%	4,215,000	4,221,757
04/01/41	5.950%	5,230,000	5,318,345
News America, Inc.
12/15/35	6.400%	4,195,000	4,386,988
News America, Inc. (a)
02/15/41	6.150%	6,205,000	6,146,896
Nielsen Finance LLC/Co. (a)
10/15/18	7.750%	691,000	725,550
RR Donnelley & Sons Co. Senior Unsecured
05/15/18	7.250%	208,000	208,000
Salem Communications Corp. Secured
12/15/16	9.625%	403,000	424,661
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	636,000	696,420
Univision Communications, Inc. (a)
05/15/21	8.500%	893,000	872,907
Senior Secured
11/01/20	7.875%	272,000	278,800
XM Satellite Radio, Inc. (a)
11/01/18	7.625%	1,133,000	1,183,985
Total			28,481,525
Metals 0.9%
Alpha Natural Resources, Inc.
06/01/19	6.000%	231,000	231,866
06/01/21	6.250%	231,000	231,578
ArcelorMittal (b)
Senior Unsecured
10/15/39	7.000%	5,452,000	5,512,484
03/01/41	6.750%	8,189,000	8,116,593
Arch Coal, Inc. (a)
06/15/19	7.000%	609,000	612,045
06/15/21	7.250%	406,000	408,030
Calcipar SA Senior Secured (a)(b)
05/01/18	6.875%	479,000	480,198
Consol Energy, Inc.
04/01/17	8.000%	110,000	119,900
04/01/20	8.250%	1,045,000	1,139,050
FMG Resources August 2006 Proprietary Ltd. (a)(b)
11/01/15	7.000%	985,000	1,004,402

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
02/01/18	6.875%	$350,000	$355,250
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured
04/01/17	8.375%	585,000	639,112
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	248,000	251,720
Noranda Aluminum Acquisition Corp. PIK
05/15/15	4.417%	136,163	129,014
Novelis, Inc. (b)
12/15/17	8.375%	227,000	242,323
12/15/20	8.750%	330,000	356,400
Nucor Corp. Senior Unsecured
06/01/18	5.850%	4,955,000	5,657,252
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	545,000	581,788
United States Steel Corp. Senior Unsecured
02/01/18	7.000%	302,000	305,020
Total			26,374,025
Non-Captive Consumer 0.4%
Discover Financial Services Senior Unsecured
07/15/19	10.250%	1,810,000	2,338,790
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	7,468,000	7,057,260
SLM Corp.
Senior Notes
01/25/16	6.250%	369,000	382,837
Senior Unsecured
03/25/20	8.000%	556,000	597,035
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	902,000	827,585
Total			11,203,507
Non-Captive Diversified 0.3%
Ally Financial, Inc.
03/15/20	8.000%	2,164,000	2,299,250
CIT Group, Inc. (a)
Secured
05/02/17	7.000%	2,558,000	2,551,605
04/01/18	6.625%	415,000	433,675
Ford Motor Credit Co. LLC Senior Unsecured
02/01/21	5.750%	1,765,000	1,762,827
International Lease Finance Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
03/15/17	8.750%	$585,000	$639,844
05/15/19	6.250%	478,000	467,038
12/15/20	8.250%	445,000	480,600
Total			8,634,839
Oil Field Services 0.3%
Offshore Group Investments Ltd. (a)(b)
Senior Secured
08/01/15	11.500%	185,000	198,791
Offshore Group Investments Ltd. (b)
Senior Secured
08/01/15	11.500%	906,000	985,275
Oil States International, Inc. (a)
06/01/19	6.500%	993,000	997,965
SESI LLC (a)
05/01/19	6.375%	325,000	321,750
Trinidad Drilling Ltd. Senior Unsecured (a)(b)
01/15/19	7.875%	302,000	313,767
Weatherford International Ltd. (b)
03/15/38	7.000%	5,465,000	5,941,335
Total			8,758,883
Other Industry 0.3%
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	214,000	208,115
Interline Brands, Inc.
11/15/18	7.000%	261,000	264,262
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	5,690,000	5,569,919
President and Fellows of Harvard College (a)
01/15/39	6.500%	2,985,000	3,609,611
Valmont Industries, Inc.
04/20/20	6.625%	199,000	217,635
Total			9,869,542
Packaging 0.1%
Ardagh Packaging Finance PLC (a)(b)
10/15/20	9.125%	260,000	273,650
Senior Secured
10/15/17	7.375%	296,000	304,880
Crown Americas LLC/Capital Corp. III Senior Notes (a)
02/01/21	6.250%	496,000	500,960
Graham Packaging Co. LP/GPC Capital Corp. I
10/01/18	8.250%	42,000	46,725
Reynolds Group Issuer, Inc./LLC (a)
04/15/19	9.000%	1,000	988
02/15/21	8.250%	374,000	349,690
Senior Secured
10/15/16	8.500%	383,000	400,235
04/15/19	7.125%	293,000	290,802

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
02/15/21	6.875%	$253,000	$246,675
Total			2,414,605
Paper 0.7%
Cascades, Inc. (b)
12/15/17	7.750%	658,000	685,965
Georgia-Pacific LLC (a)
05/01/16	8.250%	17,782,000	20,156,946
Graphic Packaging International, Inc.
06/15/17	9.500%	838,000	917,610
10/01/18	7.875%	132,000	140,580
Verso Paper Holdings LLC/Inc. Secured (a)
02/01/19	8.750%	565,000	502,850
Total			22,403,951
Pharmaceuticals 0.8%
Endo Pharmaceuticals Holdings, Inc. (a)
07/15/19	7.000%	104,000	106,600
01/15/22	7.250%	455,000	461,825
Grifols, Inc. Senior Secured (a)
02/01/18	8.250%	584,000	597,140
Johnson & Johnson
Senior Unsecured
05/15/21	3.550%	9,235,000	9,152,097
05/15/41	4.850%	8,080,000	7,820,899
Mylan, Inc. (a)
11/15/18	6.000%	525,000	533,531
Roche Holdings, Inc. (a)
03/01/19	6.000%	3,605,000	4,153,540
Valeant Pharmaceuticals International (a)(b)
10/01/17	6.750%	117,000	114,660
10/01/20	7.000%	158,000	152,865
Warner Chilcott Co./Finance LLC (a)
09/15/18	7.750%	253,000	255,214
Total			23,348,371
Property & Casualty 1.1%
Berkshire Hathaway Finance Corp.
01/15/15	4.850%	3,610,000	3,985,541
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	1,512,000	1,637,971
11/15/19	7.350%	2,503,000	2,853,265
08/15/21	5.750%	2,750,000	2,839,622
Liberty Mutual Group, Inc. (a)(c)
06/15/58	10.750%	5,815,000	7,719,412
OneBeacon US Holdings, Inc.
05/15/13	5.875%	1,983,000	2,073,298

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	$12,935,000	$14,156,711
Total			35,265,820
Railroads 0.7%
BNSF Funding Trust I (c)
12/15/55	6.613%	10,386,000	10,775,475
CSX Corp. Senior Unsecured
06/01/21	4.250%	6,910,000	6,877,581
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	3,935,000	4,480,379
Total			22,133,435
Refining —%
United Refining Co. Senior Secured
02/28/18	10.500%	411,000	411,000
REITs 0.9%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	15,980,000	15,263,313
Brandywine Operating Partnership LP
05/15/15	7.500%	2,760,000	3,165,568
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	2,220,000	2,530,374
08/15/19	8.250%	5,240,200	6,352,752
Total			27,312,007
Restaurants 0.8%
McDonald’s Corp.
Senior Unsecured
05/20/21	3.625%	23,404,000	23,280,169
02/01/39	5.700%	2,555,000	2,753,084
Total			26,033,253
Retailers 0.9%
Asbury Automotive Group, Inc. Subordinated Notes (a)
11/15/20	8.375%	60,000	61,050
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	3,715,000	3,657,722
CVS Pass-Through Trust (a)
01/11/27	5.298%	4,945,204	4,856,369
Limited Brands, Inc.
06/15/19	8.500%	181,000	206,340

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
04/01/21	6.625%	$240,000	$245,400
Macy’s Retail Holdings, Inc.
03/15/12	5.350%	1,250,000	1,281,671
07/15/14	5.750%	13,445,000	14,789,150
QVC, Inc. (a)
Senior Secured
04/15/17	7.125%	85,000	89,675
10/01/19	7.500%	290,000	308,125
10/15/20	7.375%	167,000	176,185
Rite Aid Corp.
06/15/17	9.500%	150,000	136,875
Senior Secured
08/15/20	8.000%	275,000	296,313
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%	456,000	442,890
Total			26,547,765
Supermarkets 0.2%
Kroger Co. (The)
12/15/18	6.800%	5,205,000	6,187,230
Technology 0.6%
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	105,000	106,706
Amkor Technology, Inc. (a)
Senior Unsecured
06/01/21	6.625%	730,000	708,100
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	500,000	527,500
CDW LLC/Finance Corp (a)
04/01/19	8.500%	496,000	487,320
Cardtronics, Inc.
09/01/18	8.250%	575,000	615,250
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	3,605,000	3,808,845
CommScope, Inc. (a)
01/15/19	8.250%	156,000	160,680
First Data Corp.
09/24/15	9.875%	352,000	361,680
First Data Corp. (a)
01/15/21	12.625%	759,000	812,130
Senior Secured
06/15/19	7.375%	148,000	149,110
08/15/20	8.875%	465,000	496,388
Freescale Semiconductor, Inc. Senior Secured (a)(b)
04/15/18	9.250%	400,000	431,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Interactive Data Corp. (a)
08/01/18	10.250%	$679,000	$738,412
NXP BV/Funding LLC Senior Secured (a)(b)
08/01/18	9.750%	549,000	614,880
Oracle Corp.
Senior Unsecured
04/15/13	4.950%	1,615,000	1,732,654
04/15/38	6.500%	4,355,000	5,049,875
SunGard Data Systems, Inc.
11/15/18	7.375%	589,000	589,000
iGate Corp. (a)
05/01/16	9.000%	429,000	431,145
Total			17,820,675
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	281,000	284,513
ERAC U.S.A. Finance LLC (a)
07/01/13	2.750%	5,565,000	5,689,327
10/01/20	5.250%	4,960,000	5,231,299
Hertz Corp. (The) (a)
10/15/18	7.500%	570,000	582,825
04/15/19	6.750%	240,000	237,600
01/15/21	7.375%	299,000	302,738
Total			12,328,302
Wireless 0.2%
Clearwire Communications LLC/Finance, Inc. (a)
Secured
12/01/17	12.000%	272,000	284,920
Senior Secured
12/01/15	12.000%	83,000	89,225
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	316,000	334,960
Cricket Communications, Inc. (a)
Senior Notes
10/15/20	7.750%	235,000	229,713
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.125%	280,000	277,200
MetroPCS Wireless, Inc.
09/01/18	7.875%	605,000	639,787
NII Capital Corp.
08/15/16	10.000%	512,000	593,920
04/01/21	7.625%	277,000	289,465
SBA Telecommunications, Inc.
08/15/19	8.250%	858,000	918,060
Sprint Capital Corp.
11/15/28	6.875%	345,000	326,888

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	$1,144,000	$1,256,970
Wind Acquisition Finance SA (a)(b)
Secured
07/15/17	11.750%	811,000	918,457
Senior Secured
02/15/18	7.250%	390,000	407,550
Total			6,567,115
Wirelines 2.4%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	13,505,000	14,812,689
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	8,870,000	8,768,607
Cincinnati Bell, Inc.
10/15/17	8.250%	699,000	702,495
Embarq Corp. Senior Unsecured
06/01/36	7.995%	14,915,000	15,282,088
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	829,000	903,610
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	210,000	212,625
Level 3 Communications, Inc. Senior Unsecured (a)
02/01/19	11.875%	310,000	334,413
Level 3 Escrow, Inc. Senior Unsecured (a)
07/01/19	8.125%	147,000	147,735
Level 3 Financing, Inc.
02/15/17	8.750%	502,000	512,040
Level 3 Financing, Inc. (a)
04/01/19	9.375%	205,000	213,713
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875%	757,000	794,850
PAETEC Holding Corp. (a)
12/01/18	9.875%	428,000	443,515
Qwest Corp. Senior Unsecured
06/15/23	7.500%	655,000	655,819
Telefonica Emisiones SAU (b)
06/20/16	6.421%	4,350,000	4,856,953
07/03/17	6.221%	2,375,000	2,618,079
04/27/20	5.134%	4,360,000	4,321,928
tw telecom holdings, inc.
03/01/18	8.000%	466,000	496,872

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Verizon Communications, Inc. Senior Unsecured
04/01/16	3.000%	$17,670,000	$18,048,368
Windstream Corp.
09/01/18	8.125%	378,000	400,680
10/15/20	7.750%	536,000	561,460
Total			75,088,539
Total Corporate Bonds & Notes (Cost: $1,098,809,952)			$1,114,881,821

Residential Mortgage-Backed Securities - Agency 20.4%
Federal Home Loan Mortgage Corp. (j)
06/01/41	4.500%	15,000,000	15,564,693
Federal Home Mortgage Corp. (j)
11/01/26	8.500%	119,713	144,388
07/01/20	12.000%	23,179	25,901
Federal National Mortgage Association (c)(j)
08/01/36	2.574%	29,047	29,210
07/01/37	5.754%	427,004	465,069
07/01/32	5.861%	159,384	168,479
06/01/32	5.966%	11,209	11,859
Federal National Mortgage Association (e)(j)
07/01/41	4.000%	9,000,000	9,000,000
07/01/41	5.000%	27,000,000	28,687,500
07/01/41	5.500%	65,000,000	70,281,250
Federal National Mortgage Association (j)
12/01/40- 02/01/41	4.000%	73,960,510	74,144,388
04/01/40- 07/01/41	4.500%	80,386,984	83,543,286
08/01/40- 04/01/41	5.000%	59,428,039	63,289,371
06/01/35- 08/01/40	5.500%	80,413,456	87,296,321
01/01/14- 12/01/38	6.000%	84,455,487	92,941,887
10/01/28- 08/01/36	6.500%	7,212,101	8,178,297
10/01/11	7.000%	2,267	2,295
09/01/18	10.000%	36,401	41,790
CMO Series 1988-4 Class Z
03/25/18	9.250%	42,937	48,674
Government National Mortgage Association (c)(j)
07/20/25	2.625%	45,199	46,865
Government National Mortgage Association (j)
09/15/40- 03/15/41	4.500%	83,959,794	88,824,490
01/15/30	7.000%	563,560	657,180
12/15/23- 07/20/28	7.500%	737,642	863,845
05/15/17	8.000%	5,432	6,218
02/15/25	8.500%	61,781	74,056

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/15/16- 10/15/16	9.000%	$4,077	$4,549
Total Residential Mortgage-Backed Securities - Agency (Cost: $617,571,661)			$624,341,861

Residential Mortgage-Backed Securities - Non-Agency 1.3%
American General Mortgage Loan Trust CMO Series 2009-1 Class A7 (a)(c)(j)
09/25/48	5.750%	8,182,000	8,302,652
American Mortgage Trust (c)(g)(i)(j)
07/27/23	8.188%	6,898	4,182
BCAP LLC Trust CMO Series 2006-RR1 Class PB (j)
11/25/36	5.000%	1,905,154	1,909,450
Credit Suisse Mortgage Capital Certificates (a)(c)(j)
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	1,646,006	1,668,831
CMO Series 2010-11R Class A1
06/28/47	1.191%	6,915,851	6,832,069
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	7,086,307	7,139,355
Fadr LLC Series 2009-2 Class A (a)(c)(j)
01/28/40	2.441%	1,874,311	1,745,452
GSMPS Mortgage Loan Trust CMO Series 1998-3 Class A (a)(c)(j)
09/19/27	7.750%	492,330	521,973
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1 (c)(j)
09/25/36	5.950%	2,527,709	2,515,316
LVII Resecuritization Trust CMO Series 2009-3 Class A1 (a)(c)(j)
11/27/37	5.670%	2,162,460	2,170,839
Morgan Stanley Mortgage Loan Trust CMO Series 2007-6XS Class 2A1M (c)(j)
02/25/47	0.406%	7,463,033	1,462,531
Nomura Asset Acceptance Corp. (c)(e)(j)
CMO Series 2007-1 Class 1A3 (FSA)
03/25/47	5.957%	24,345	19,869
Nomura Asset Acceptance Corp. (c)(j)
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,151,817	1,755,880
Nomura Asset Acceptance Corp. (j)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	339,854	277,364
Prime Mortgage Trust CMO Series 2005-1 Class 2A1 (a)(j)
09/25/34	5.000%	762,160	767,178

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Sequoia Mortgage Trust CMO Series 2004-6 Class B2 (c)(j)
07/20/34	1.066%	$1,968,742	$659,027
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (j)
12/25/34	4.740%	1,789,100	1,803,759
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2 (j)
04/25/35	8.000%	1,224,255	1,248,653

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $48,604,158)			$40,804,380

Commercial Mortgage-Backed Securities - Non-Agency 17.7%
Bear Stearns Commercial Mortgage Securities (c)(j)
Series 2004-T14 Class A4
01/12/41	5.200%	6,136,000	6,595,764
Series 2006-PW12 Class A4
09/11/38	5.903%	1,290,000	1,420,598
Series 2006-PW12 Class AAB
09/11/38	5.878%	481,932	514,978
Series 2007-T28 Class A4
09/11/42	5.742%	4,740,000	5,278,546
Bear Stearns Commercial Mortgage Securities (j)
Series 2003-T10 Class A2
03/13/40	4.740%	640,000	668,562
Series 2006-PW14 Class A4
12/11/38	5.201%	8,025,000	8,637,698
Series 2007-PW18 Class A4
06/11/50	5.700%	16,660,000	18,108,470
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (j)
12/11/49	5.322%	12,775,000	13,523,687
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-CK2 Class A4 (j)
03/15/36	4.801%	15,000,000	15,619,952
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (c)(j)
06/15/38	6.014%	27,666,000	30,402,538
GE Capital Commercial Mortgage Corp. Series 2003-C1 Class A4 (j)
01/10/38	4.819%	5,110,000	5,333,624
GMAC Commercial Mortgage Securities, Inc. (c)(j)
CMO Series 2003-C2 Class A2
05/10/40	5.654%	12,745,000	13,696,486
Series 1997-C1 Class X
07/15/29	1.320%	6,346,390	219,102
GMAC Commercial Mortgage Securities, Inc. (j)
Series 2003-C3 Class A4
04/10/40	5.023%	10,600,000	11,305,672
GS Mortgage Securities Corp. II (a)(j)
Series 2010-C2 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
12/10/43	5.162%	$14,670,000	$15,451,618
Series 2011-GC3 Class A4
03/10/44	4.753%	6,850,000	7,038,070
GS Mortgage Securities Corp. II (j)
Series 2006-GG8 Class A4
11/10/39	5.560%	10,000,000	10,836,454
Greenwich Capital Commercial Funding Corp. (c)(j)
Series 2004-GG1 Class A7
06/10/36	5.317%	4,216,000	4,529,812
Series 2005-GG3 Class A4
08/10/42	4.799%	12,960,000	13,845,524
Greenwich Capital Commercial Funding Corp. (j)
Series 2003-C2 Class A3
01/05/36	4.533%	544,180	550,894
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(j)
Series 2010-C1 Class A3
06/15/20	5.058%	3,875,000	4,060,121
Series 2010-C2 Class A3
11/15/43	4.070%	6,555,000	6,336,749
Series 2011-C3 Class A4
02/16/46	4.717%	9,900,000	10,000,771
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(j)
Series 2005-LDP4 Class X2
10/15/42	0.345%	182,366,564	537,744
Series 2005-LDP5 Class A4
12/15/44	5.371%	4,000,000	4,358,809
Series 2007-CB19 Class A4
02/12/49	5.932%	14,950,000	16,225,544
JPMorgan Chase Commercial Mortgage Securities Corp. (j)
Series 2003-C1 Class A2
01/12/37	4.985%	15,000,000	15,692,282
Series 2007-CB18 Class A4
06/12/47	5.440%	15,825,000	16,913,119
LB-UBS Commercial Mortgage Trust (c)(j)
Series 2004-C6 Class A6
08/15/29	5.020%	14,958,000	15,982,660
Series 2007-C7 Class A3
09/15/45	5.866%	8,920,000	9,679,164
LB-UBS Commercial Mortgage Trust (j)
Series 2006-C1 Class A2
02/15/31	5.084%	3,047,511	3,065,950
Series 2007-C2 Class A3
02/15/40	5.430%	23,915,000	25,488,272
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (c)(j)
12/15/30	2.076%	18,780,843	276,912
Merrill Lynch Mortgage Trust Series 2005-MCP1 Class A4 (c)(j)
06/12/43	4.747%	6,450,000	6,871,824
Morgan Stanley Capital I (a)(c)(j)
Series 2011-C1 Class A4
09/15/47	5.033%	10,190,000	10,626,387
Morgan Stanley Capital I (j)
Series 2003-IQ6 Class A4
12/15/41	4.970%	9,194,000	9,787,181
Series 2004-T13 Class A4
09/13/45	4.660%	29,680,000	31,399,538

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Dean Witter Capital I (j)
Series 2002-IQ3 Class A4
09/15/37	5.080%	$5,630,935	$5,826,318
Series 2002-TOP7 Class A2
01/15/39	5.980%	1,389,204	1,427,455
Series 2003-HQ2 Class A1
03/12/35	4.180%	4,222,088	4,314,712
Series 2003-HQ2 Class A2
03/12/35	4.920%	7,025,000	7,368,813
Structured Asset Securities Corp. CMO IO Series 1996-CFL Class X1 (c)(j)
02/25/28	50.000%	1,582,113	316
WF-RBS Commercial Mortgage Trust Series 2011-C2 Class A4 (a)(c)(j)
02/15/44	4.869%	4,015,000	4,115,635
Wachovia Bank Commercial Mortgage Trust (a)(c)(j)
Series 2003-C7 Class A2
10/15/35	5.077%	10,000,000	10,652,529
Series 2005-C17 Class XP
03/15/42	0.430%	616,245,350	1,292,328
Wachovia Bank Commercial Mortgage Trust (c)(j)
Series 2003-C9 Class A4
12/15/35	5.012%	13,073,000	13,974,587
Series 2004-C12 Class A4
07/15/41	5.512%	20,000,000	21,566,256
Series 2005-C17 Class A4
03/15/42	5.083%	9,575,000	10,316,914
Series 2005-C20 Class AMFX
07/15/42	5.179%	9,280,000	9,672,867
Series 2005-C21 Class A4
10/15/44	5.380%	12,870,000	14,033,610
Series 2005-C22 Class A4
12/15/44	5.440%	11,205,000	12,144,555
Series 2006-C23 Class A4
01/15/45	5.418%	9,000,000	9,774,660
Wachovia Bank Commercial Mortgage Trust (j)
Series 2002-C1 Class B
04/15/34	6.413%	5,000,000	5,157,897
Series 2003-C5 Class A2
06/15/35	3.989%	11,930,000	12,322,561
Series 2005-C17 Class APB
03/15/42	5.037%	9,487,090	9,902,725
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class A2 (a)(j)
10/15/57	4.393%	19,490,000	19,413,890
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $518,966,098)			$544,159,704

Asset-Backed Securities - Agency 0.3%
Small Business Administration Participation Certificates
Series 2005-20F Class 1
06/01/25	4.570%	2,517,333	2,669,653
Series 2006-20C Class 1
03/01/26	5.570%	2,422,892	2,627,542

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2007-20H Class 1
08/01/27	5.780%	$4,007,400	$4,441,225
Total Asset-Backed Securities - Agency (Cost: $8,947,625)			$9,738,420

Asset-Backed Securities - Non-Agency 2.7%
Ally Auto Receivables Trust Series 2010-1 Class A3
05/15/14	1.450%	1,500,000	1,510,663
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	7,700,000	7,711,054
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1 (c)
11/25/36	0.236%	1,293,463	1,265,714
Bombardier Capital Mortgage Securitization Corp. Series 1998-A Class A3
04/15/28	6.230%	60,587	63,328
Chrysler Financial Auto Securitization Trust Series 2007-A Class B (a)
05/08/14	6.250%	12,582,000	12,915,661
Citibank Credit Card Issuance Trust
Series 2002-C2 Class C2
02/18/14	6.950%	2,585,000	2,678,270
Series 2008-C6 Class C6
06/20/14	6.300%	745,000	781,395
Citicorp Residential Mortgage Securities, Inc. (c)
Series 2007-2 Class A2
06/25/37	5.977%	443,939	447,621
Series 2007-2 Class A3
06/25/37	6.080%	3,819,000	3,853,971
Citigroup Mortgage Loan Trust, Inc. (c)
Series 2005-WF2 Class MF1
08/25/35	5.517%	3,775,000	445,718
Series 2005-WF2 Class MF2
08/25/35	5.666%	2,218,484	66,679
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	821,021	881,612
Contimortgage Home Equity Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	69,154	62,484
Countrywide Asset-Backed Certificates (c)
Series 2006-S3 Class A1 (FGIC)
06/25/21	0.296%	82,281	81,239
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,537,046	1,100,673
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	886,844	670,750
Daimler Chrysler Auto Trust Series 2007-A Class A4
03/08/13	5.280%	2,631,242	2,671,995

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Discover Card Master Trust Series 2009-A1 Class A1 (c)
12/15/14	1.487%	$2,865,000	$2,898,752
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC)
07/25/25	7.625%	513,827	462,821
Ford Credit Auto Lease Trust Series 2011-A Class A3 (e)
07/15/14	1.030%	2,890,000	2,889,906
Ford Credit Auto Owner Trust
Series 2008-B Class A4A
03/15/13	4.950%	3,500,000	3,560,034
Series 2010-A Class D
10/15/16	4.050%	7,000,000	7,278,461
Franklin Auto Trust
Series 2008-A Class A4A
05/20/16	5.360%	4,509,286	4,563,144
Franklin Auto Trust (a)
Series 2008-A Class C
05/20/16	7.160%	5,655,000	5,960,203
Harley-Davidson Motorcycle Trust Series 2007-1 Class C
04/15/15	5.540%	4,600,000	4,659,612
IMC Home Equity Loan Trust Series 1995-3 Class A5 (AGM)
04/25/26	7.500%	23,770	23,882
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (c)
09/25/29	0.256%	1,664,320	1,592,062
JPMorgan Auto Receivables Trust Series 2006-A Class C (a)
12/15/14	5.610%	669,982	670,853
Renaissance Home Equity Loan Trust Series 2005-3 Class M2 (c)
11/25/35	5.355%	4,750,000	1,126,444
SACO I, Inc. Series 2005-2 Class A (a)(c)
04/25/35	0.586%	291,667	118,140
Small Business Administration Participation Certificates Series 2005-20L Class 1
12/01/25	5.390%	629,146	681,095
Wachovia Auto Loan Owner Trust Series 2007-1 Class D
02/20/13	5.650%	8,000,000	8,020,236
Total Asset-Backed Securities - Non-Agency (Cost: $91,166,672)			$81,714,472

U.S. Treasury Obligations 16.6%
U.S. Treasury
05/31/13	0.500%	8,578,000	8,587,382
06/15/14	0.750%	31,572,000	31,534,998
05/31/16	1.750%	8,697,000	8,710,567
05/31/18	2.375%	207,174,000	206,073,906

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
05/15/21	3.125%	$16,334,800	$16,288,899
02/15/41	4.750%	26,410,000	28,073,011
U.S. Treasury (f)
STRIPS
11/15/21	0.000%	240,046,000	166,675,700
05/15/39	0.000%	27,965,000	7,557,206
02/15/40	0.000%	139,970,000	36,455,327
Total U.S. Treasury Obligations (Cost: $518,978,240)			$509,956,996

Foreign Government Obligations 0.6%
CANADA 0.1%
Province of Quebec (b)
11/14/16	5.125%	3,060,000	3,488,682

ITALY 0.2%
Republic of Italy Senior Unsecured (b)
06/12/17	5.375%	4,805,000	5,215,693

QATAR 0.2%
Nakilat, Inc. Senior Secured (a)(b)
12/31/33	6.067%	4,795,000	4,938,850

RUSSIAN FEDERATION 0.1%
Gazprom OAO Via Gazprom International SA (a)(b)
02/01/20	7.201%	3,832,205	4,253,748

SWEDEN —%
Svensk Exportkredit AB Senior Unsecured (b)
03/01/17	5.125%	310,000	350,944
Total Foreign Government Obligations (Cost: $17,239,660)			$18,247,917

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 2.0%
City of Chicago
Revenue Bonds
Build America Bonds Series 2010
11/01/40	6.742%	1,655,000	1,794,318
Commonwealth of Massachusetts
Revenue Bonds
Build America Bonds-Recovery
Series 2010Z
06/01/30	5.631%	5,635,000	5,966,958

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
06/01/40	5.731%	$11,410,000	$12,256,850
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	19,460,000	19,513,904
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	9,955,000	9,999,300
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	11,165,000	11,431,062
Total Municipal Bonds (Cost: $59,429,115)			$60,962,392

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Gaming —%
Caesars Octavius LLC Tranche B Term Loan (k)
04/25/17	9.250%	323,000	325,503
Total Senior Loans (Cost: $319,770)			$325,503

Issuer		Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Hotels, Restaurants & Leisure —%
Six Flags Entertainment Corp.		18,126	$678,816
TOTAL CONSUMER DISCRECTIONARY			678,816

INDUSTRIALS —%
Airlines —%
United Continental Holdings, Inc. (l)		1,493	33,787
TOTAL INDUSTRIALS			33,787
Total Common Stocks (Cost: $320,145)			$712,603

Issuer		Shares	Value

Preferred Stocks 1.1%
FINANCIALS 1.1%
Commercial Banks 1.1%
Citigroup Capital XIII, 7.875% (c)		1,153,545	$32,045,480
Lloyds Banking Group PLC, 6.657% (a)(b)		3,624,000	2,627,400
Total			34,672,880
TOTAL FINANCIALS			34,672,880
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Radio Holdings Corp. (a)(c)(g)(i)(l)		15,205	$152
Total Preferred Stocks (Cost: $32,192,347)			$34,673,032

Warrants —%
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Corp. (a)(g)(i)(l)		17,375	$174
TOTAL INFORMATION TECHNOLOGY			174
Total Warrants (Cost: $174)			$174

Issuer	Effective Yield	Par/ Principal	Value

Treasury Note Short-Term 3.6%
U.S. Treasury Bills (f)
08/25/11	0.000%	108,500,000	$108,497,510
Total Treasury Note Short-Term (Cost: $108,493,067)			$108,497,510

	Shares		Value

Money Market Fund 0.1%
Columbia Short-Term Cash Fund, 0.166% (m)(n)	3,225,912		$3,225,912
Total Money Market Fund (Cost: $3,225,912)			$3,225,912
Total Investments (Cost: $3,124,264,596) (o)			$3,152,242,697(p)
Other Assets & Liabilities, Net			(83,944,088)
Net Assets			$3,068,298,609

At June 30, 2011, $2,180,000 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	113	$ 13,902,531	Sept. 2011	$ –	$ (333,630)
U.S. Treasury Note, 2-year	(1,231)	(270,012,156)	Oct. 2011	–	(553,781)
U.S. Treasury Note, 5-year	(1,191)	(141,961,614)	Oct. 2011	178,809	–
U.S. Treasury Note, 10-year	(2,581)	(315,728,904)	Sept. 2011	123,654	–
U.S. Treasury Ultra Bond, 30-year	(521)	(65,776,250)	Sept. 2011	1,452,977	–
Total				$ 1,755,440	$ (887,411)

Credit Default Swap Contracts Outstanding at June 30, 2011

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Counterparty	Reference Entity		Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan	D.R. Horton, Inc.		June 20, 2016	1.00%	$ 5,220,000	$ 334,621	$(274,216)	$(1,305)	$ 59,100	$-

JPMorgan	D.R. Horton, Inc.		June 20, 2016	1.00	19,280,000	1,235,917	(1,013,768)	(5,891)	216,258	-

Barclays Capital	Home Depot, Inc.		June 20, 2016	1.00	21,410,000	(410,884)	380,892	(6,542)	-	(36,534)

Morgan Stanley	Limited Brands, Inc.		June 20, 2016	1.00	11,750,000	579,513	(429,543)	(3,590)	146,379	-

JPMorgan	Macy’s, Inc	.	June 20, 2016	1.00	12,010,000	(3,853)	(244,362)	(3,670)	-	(251,884)

Barclays Capital	Toll Brothers, Inc.		June 20, 2016	1.00	24,000,000	903,334	(957,327)	(7,333)	-	(61,327)

Morgan Stanley	Toll Brothers, Inc.		June 20, 2016	1.00	3,555,000	133,806	(172,542)	(988)	-	(39,723)

JPMorgan	D.R. Horton, Inc.		Sept. 20, 2016	1.00	2,005,000	141,516	(146,901)	(613)	-	(5,998)

Barclays Capital	Marriott International, Inc.		Sept. 20, 2016	1.00	6,380,000	16,501	(37,392)	(1,949)	-	(22,841)

JPMorgan	Morgan Stanley	Sept. 20, 2016	1.00	12,000,000	356,097	(388,430)	(3,667)	-	(35,999)

Barclays Capital	Textron, Inc.	Sept. 20, 2016	1.00	6,895,000	238,587	(218,751)	(2,107)	17,729	-

Morgan Stanley	Toll Brothers, Inc.	Sept. 20, 2016	1.00	2,390,000	100,574	(116,652)	(531)	-	(16,610)

Total								$ 439,466	$(470,916)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $380,186,524 or 12.39% of net assets.

(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 5.82% of net assets.
(c)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2011, the value of these securities amounted to $88,724, which represents less than 0.01% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Zero coupon bond.
(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $64,308, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
American Mortgage Trust
8.188% 07/27/23	04/27/95	$6,557
CMP Susquehanna Corp.	03/26/09	61,103
3.417% 05/15/14
CMP Susquehanna Corp.	03/26/09	174
Warrant
CMP Susquehanna Radio Holdings Corp.	03/26/09	152
Six Flags, Inc.
0.000% 06/01/14	05/01/10	—

(h)	Negligible market value.
(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $64,308, which represents less than 0.01% of net assets.

(j)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	Non-income producing.
(m)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(n)	Investments in affiliates during the three months ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$-	$21,451,317	$(18,225,405)	$-	$3,225,912	$318	$3,225,912

(o)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $3,124,265,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$93,737,000
Unrealized Depreciation	(65,759,000)
Net Unrealized Appreciation	$27,978,000

(p)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the lastest quoted bid and asked prices on such exchanges of markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
IO	Interest Only
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Media Non-Cable	$-	$28,421,725	$59,800	$28,481,525
All Other Industries	-	1,086,400,296	-	1,086,400,296
Residential Mortgage-Backed Securities - Agency	-	624,341,861	-	624,341,861
Residential Mortgage-Backed Securities - Non-Agency	-	39,054,746	1,749,634	40,804,380
Commercial Mortgage-Backed Securities - Non-Agency	-	544,159,704	-	544,159,704
Asset-Backed Securities - Agency	-	9,738,420	-	9,738,420
Asset-Backed Securities - Non-Agency	-	81,714,472	-	81,714,472
U.S. Treasury Obligations	299,268,763	210,688,233	-	509,956,996
Foreign Government Obligations	-	18,247,917	-	18,247,917
Municipal Bonds	-	60,962,392	-	60,962,392
Total Bonds	299,268,763	2,703,729,766	1,809,434	3,004,807,963

Equity Securities
Common Stocks
Consumer Discretionary	678,816	-	-	678,816
Industrials	33,787	-	-	33,787
Preferred Stocks
Financials	-	34,672,880	-	34,672,880
Information Technology	-	-	152	152
Warrants
Information Technology	-	-	174	174
Total Equity Securities	712,603	34,672,880	326	35,385,809

Short-Term Securities
Treasury Note Short-Term	108,497,510	-	-	108,497,510
Total Short-Term Securities	108,497,510	-	-	108,497,510

Other
Senior Loans	-	325,503	-	325,503
Affiliated Money Market Fund(c)	3,225,912	-	-	3,225,912
Total Other	3,225,912	325,503	-	3,551,415

Investments in Securities	411,704,788	2,738,728,149	1,809,760	3,152,242,697
Derivatives(d)

Assets
Futures Contracts	1,755,440	-	-	1,755,440
Credit Default Swap Contracts	-	439,466	-	439,466
Liabilities
Futures Contracts	(887,411)	-	-	(887,411)
Credit Default Swap Contracts	-	(470,916)	-	(470,916)
Total	$412,572,817	$2,738,696,699	$1,809,760	$3,153,079,276

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain Corporate Fixed Income Bonds & Notes, Preferred Stock, and Warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Certain Corporate Fixed-Income Bonds & Notes classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. Certain Collateralized Mortgage Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate	Residential Mortgage- Backed	Preferred
	Bonds &	Securities -	Stocks	Warrants
	Notes	Non-Agency			Total
Balance as of March 31, 2011	$6,855,342	$4,240	$152	$174	$6,859,908
Accrued discounts/premiums	204	-	-	-	204
Realized gain (loss)	31,991	8	-	-	31,999
Change in unrealized appreciation (depreciation)*	(57,192)	(100,714)	-	-	(157,906)
Sales	(1,819,186)	(96)	-	-	(1,819,282)
Purchases	-	1,846,196	-	-	1,846,196
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(4,951,359)	-	-	-	(4,951,359)
Balance as of June 30, 2011	$59,800	$1,749,634	$152	$174	$1,809,760

*Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was ($79,468), which is comprised of Corporate Bonds & Notes of $21,246 and Residential Mortgage-Backed Securities - Non-Agency ($100,714).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

Portfolio of Investments

Columbia Pacific/Asia Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 12.0%
Auto Components 2.4%
Exedy Corp.	32,100	$1,100,657
Hyundai Mobis	3,466	1,304,100
Total		2,404,757
Automobiles 3.9%
Fuji Heavy Industries Ltd.	142,000	1,103,485
Honda Motor Co., Ltd.	44,700	1,722,154
Toyota Motor Corp.	27,100	1,115,956
Total		3,941,595
Household Durables 0.5%
Arnest One Corp.	52,400	539,140
Internet & Catalog Retail 1.1%
GS Home Shopping, Inc.	8,211	1,049,258
Media 0.8%
Daiichikosho Co., Ltd.	48,300	781,373
Specialty Retail 1.5%
Autobacs Seven Co., Ltd.	15,800	666,394
Belle International Holdings Ltd.	414,000	874,653
Total		1,541,047
Textiles, Apparel & Luxury Goods 1.8%
Trinity Ltd.	779,603	787,397
Weiqiao Textile Co., Ltd., Class H	716,572	540,604
Youngone Corp.	36,430	521,536
Total		1,849,537
TOTAL CONSUMER DISCRECTIONARY		12,106,707
CONSUMER STAPLES 2.8%
Food & Staples Retailing 0.5%
Lianhua Supermarket Holdings Co., Ltd., Class H	246,630	565,491
Food Products 0.8%
Charoen Pokphand Foods PCL, Foreign Registered Shares	593,000	570,974
Universal Robina Corp.	269,400	253,961
Total		824,935
Personal Products 0.7%
Dr Ci:Labo Co., Ltd.	139	710,213

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 0.8%
Japan Tobacco, Inc.	74	$285,645
PT Gudang Garam Tbk	84,500	491,795
Total		777,440
TOTAL CONSUMER STAPLES		2,878,079
ENERGY 7.0%
Energy Equipment & Services 1.1%
Shinko Plantech Co., Ltd.	108,000	1,167,368
Oil, Gas & Consumable Fuels 5.9%
China Shenhua Energy Co., Ltd., Class H	84,500	404,918
CNOOC Ltd.	517,000	1,217,732
JX Holdings, Inc.	188,500	1,267,859
Oil & Natural Gas Corp., Ltd.	151,019	928,208
PTT PCL, Foreign Registered Shares	100,130	1,095,558
Yanzhou Coal Mining Co., Ltd., Class H	262,000	1,009,459
Total		5,923,734
TOTAL ENERGY		7,091,102
FINANCIALS 25.3%
Commercial Banks 13.6%
Australia & New Zealand Banking Group Ltd.	56,759	1,345,463
Bangkok Bank PCL, Foreign Registered Shares	229,200	1,186,111
Bank of Baroda	44,812	877,099
Bank of China Ltd., Class H	2,610,000	1,277,486
Commonwealth Bank of Australia	23,910	1,346,617
Industrial & Commercial Bank of China, Class H	1,779,100	1,357,002
Mitsubishi UFJ Financial Group, Inc.	179,700	875,738
Oversea-Chinese Banking Corp., Ltd.	129,000	985,348
PT Bank Rakyat Indonesia Persero Tbk	1,287,000	978,951
Sumitomo Mitsui Financial Group, Inc.	39,200	1,208,720
Union Bank of India	118,370	777,615
Westpac Banking Corp.	64,920	1,557,547
Total		13,773,697
Diversified Financial Services 3.1%
Challenger Ltd.	193,329	1,018,486

1

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (cont.)
First Pacific Co., Ltd.	392,919	$351,222
Fuyo General Lease Co., Ltd.	24,200	820,368
ORIX Corp.	9,190	893,928
Total		3,084,004
Insurance 2.7%
Dongbu Insurance Co., Ltd.	25,190	1,315,281
QBE Insurance Group Ltd.	41,080	762,446
Tokio Marine Holdings, Inc.	24,300	680,264
Total		2,757,991
Real Estate Investment Trusts (REITs) 1.6%
Advance Residence Investment Corp.	262	548,358
CDL Hospitality Trusts	290,000	486,787
Japan Retail Fund Investment Corp.	396	610,249
Total		1,645,394
Real Estate Management & Development 4.3%
China Vanke Co., Ltd., Class B	375,900	506,243
Ho Bee Investment Ltd.	360,000	423,006
Hongkong Land Holdings Ltd.	128,000	912,783
Housing Development & Infrastructure Ltd. (a)	99,701	357,367
Huaku Development Co., Ltd.	308,615	917,567
Swire Pacific Ltd., Class A	80,200	1,180,780
Total		4,297,746
TOTAL FINANCIALS		25,558,832
HEALTH CARE 3.0%
Health Care Equipment & Supplies 2.0%
Hartalega Holdings Bhd	156,600	289,590
St. Shine Optical Co., Ltd.	73,000	1,109,094
Sysmex Corp.	15,600	586,745
Total		1,985,429
Health Care Providers & Services 0.5%
Miraca Holdings, Inc.	13,800	559,129
Pharmaceuticals 0.5%
PT Kalbe Farma Tbk	1,301,000	513,369
TOTAL HEALTH CARE		3,057,927

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 12.7%
Building Products 1.0%
Asahi Glass Co., Ltd.	80,000	$936,182
Commercial Services & Supplies 0.8%
Aeon Delight Co., Ltd.	40,800	822,656
Construction & Engineering 1.7%
China Communications Construction Co., Ltd., Class H	474,000	409,326
CTCI Corp.	695,000	910,866
Monadelphous Group Ltd.	21,461	424,880
Total		1,745,072
Industrial Conglomerates 2.2%
Fraser and Neave Ltd.	192,000	907,170
Jardine Matheson Holdings Ltd.	22,279	1,279,376
Total		2,186,546
Machinery 3.8%
Fanuc Corp.	7,700	1,287,617
Fuji Machine Manufacturing Co., Ltd.	38,300	822,965
Komatsu Ltd.	37,500	1,170,868
Sintokogio Ltd.	57,300	588,269
Total		3,869,719
Trading Companies & Distributors 3.2%
ITOCHU Corp.	141,200	1,468,600
Mitsubishi Corp.	12,200	304,730
Mitsui & Co., Ltd.	86,100	1,488,680
Total		3,262,010
TOTAL INDUSTRIALS		12,822,185
INFORMATION TECHNOLOGY 14.2%
Communications Equipment 0.5%
HTC Corp.	14,000	473,357
Computers & Peripherals 1.2%
Gigabyte Technology Co., Ltd.	582,000	653,943
Wistron Corp.	328,422	585,441
Total		1,239,384
Electronic Equipment, Instruments & Components 3.1%
Hamamatsu Photonics KK	12,800	553,432
Hitachi Ltd.	254,000	1,507,491
Hon Hai Precision Industry Co., Ltd.	127,154	437,765
Venture Corp., Ltd.	87,000	605,294
Total		3,103,982

2

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 2.1%
Baidu, Inc., ADR (a)	7,994	$1,120,199
Tencent Holdings Ltd.	37,600	1,026,194
Total		2,146,393
Office Electronics 1.6%
Canon, Inc.	34,500	1,641,038
Semiconductors & Semiconductor Equipment 5.2%
Duksan Hi-Metal Co., Ltd. (a)	13,533	295,103
Macronix International	1,077,000	661,766
Samsung Electronics Co., Ltd.	3,521	2,736,625
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	123,416	1,556,276
Total		5,249,770
Software 0.5%
Kingdee International Software Group Co., Ltd.	1,056,000	569,097
TOTAL INFORMATION TECHNOLOGY		14,423,021
MATERIALS 10.2%
Chemicals 3.1%
Capro Corp.	29,760	905,691
Kansai Paint Co., Ltd.	120,000	1,093,343
Nitto Denko Corp.	22,400	1,138,169
Total		3,137,203
Construction Materials 0.5%
PT Indocement Tunggal Prakarsa Tbk	263,500	524,818
Containers & Packaging 0.7%
Cheng Loong Corp.	1,470,000	697,144
Metals & Mining 5.9%
BHP Billiton Ltd.	60,717	2,869,542
Freeport-McMoRan Copper & Gold, Inc.	14,453	764,564
Kobe Steel Ltd.	317,000	720,877
Newcrest Mining Ltd.	25,492	1,032,930
Rio Tinto Ltd.	5,927	530,518
Total		5,918,431
TOTAL MATERIALS		10,277,596

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 1.1%
Chunghwa Telecom Co., Ltd., ADR	30,557	$1,055,744
Wireless Telecommunication Services 4.3%
China Mobile Ltd., ADR	9,565	447,451
NTT DoCoMo, Inc.	918	1,639,494
SoftBank Corp.	35,800	1,355,828
Total Access Communication PCL, NVDR, Foreign Registered Shares	528,025	942,874
Total		4,385,647
TOTAL TELECOMMUNICATION SERVICES		5,441,391
UTILITIES 4.1%
Gas Utilities 1.8%
ENN Energy Holdings Ltd.	224,000	762,389
PT Perusahaan Gas Negara Tbk	2,287,500	1,075,886
Total		1,838,275
Independent Power Producers & Energy Traders 1.4%
Aboitiz Power Corp.	1,260,700	913,029
Energy Development Corp.	3,547,000	541,067
Total		1,454,096
Water Utilities 0.9%
Guangdong Investment Ltd.	1,670,000	894,050
TOTAL UTILITIES		4,186,421
Total Common Stocks (Cost: $86,513,528)		$97,843,261

Preferred Stocks 1.4%
CONSUMER DISCRETIONARY 1.4%
Automobiles 1.4%
Hyundai Motor Co.	18,323	$1,416,761
TOTAL CONSUMER DISCRECTIONARY		1,416,761
Total Preferred Stocks (Cost: $1,174,089)		$1,416,761

	Shares	Value

Exchange-Traded Funds 1.4%
iShares MSCI Emerging Markets Index Fund	10,686	$508,654
iShares MSCI Japan Index Fund	31,787	331,538

3

	Shares	Value

Exchange-Traded Funds (continued)
iShares MSCI Pacific ex-Japan Index Fund	10,832	$515,711
Total Exchange-Traded Funds (Cost: $1,308,027)		$1,355,903

	Shares	Value

Money Market Fund 0.2%
Columbia Short-Term Cash Fund, 0.166% (b)(c)	216,812	$216,812
Total Money Market Fund (Cost: $216,812)		$216,812
Total Investments
(Cost: $89,212,456) (d)		$100,832,737(e)
Other Assets & Liabilities, Net		341,994
Net Assets		$101,174,731

Summary of Investments in Securities by Country

The following table represents the portfolio of investments of the Fund by country as a percentage of net assets at June 30, 2011.

Country	Percentage of Net Assets
Australia	10.76%
China	12.83
Hong Kong	4.46
India	2.91
Indonesia	3.54
Japan	35.71
Korea	9.43
Malaysia	0.29
Philippines	1.69
Singapore	3.37
Taiwan	8.95
Thailand	3.75
Total Foreign Securities	97.69%

United States	2.31%
100.00%

4

Forward Foreign Currency Exchange Contracts Open at June 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	July 20, 2011	408,144	384,000	$2,909	$–
		(USD)	(AUD)
Morgan Stanley	July 20, 2011	293,356	319,426,000	5,544	–
		(USD)	(KRW)
Morgan Stanley	August 25, 2011	14,276,524,000	1,653,332	–	(3,742)
		(IDR)	(USD)
Morgan Stanley	August 25, 2011	59,229,000	1,359,711	–	(3,207)
		(PHP)	(USD)
Morgan Stanley	August 25, 2011	78,016,000	2,537,106	3,502	–
		(THB)	(USD)
Morgan Stanley	August 25, 2011	64,147,000	2,237,426	3,467	–
		(TWD)	(USD)
Morgan Stanley	August 25, 2011	5,009,437	4,694,000	5,397	–
		(USD)	(AUD)
Morgan Stanley	August 25, 2011	1,858,996	83,283,000	–	(6,358)
		(USD)	(INR)
Morgan Stanley	August 25, 2011	1,071,119	86,134,000	–	(1,037)
		(USD)	(JPY)
Morgan Stanley	August 25, 2011	1,757,576	5,307,000	–	(4,094)
		(USD)	(MYR)
Morgan Stanley	August 25, 2011	196,514	238,000	258	–
		(USD)	(NZD)
Total				$21,077	$(18,438)

5

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(c)	Investments in affiliates during the three months ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$-	$937,649	$(720,837)	$-	$216,812	$15	$216,812

(d)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $89,212,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$12,690,000
	Unrealized Depreciation	(1,069,000)
	Net Unrealized Appreciation	$11,621,000

6

(e)	Securities are valued using policies described below:

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Abbreviation Legend

ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Currency Legend

AUD	Australian Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume

8

and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated March 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$-	$12,106,707	$-	$12,106,707
Consumer Staples	-	2,878,079	-	2,878,079
Energy	-	7,091,102	-	7,091,102
Financials	-	25,558,832	-	25,558,832
Health Care	-	3,057,927	-	3,057,927
Industrials	-	12,822,185	-	12,822,185
Information Technology	2,676,475	11,746,546	-	14,423,021
Materials	764,564	9,513,032	-	10,277,596
Telecommunication Services	1,503,195	3,938,196	-	5,441,391
Utilities	-	4,186,421	-	4,186,421
Preferred Stocks
Consumer Discretionary	-	1,416,761	-	1,416,761
Total Equity Securities	4,944,234	94,315,788	-	99,260,022

Other

9

Affiliated Money Market Fund(c)	216,812	-	-	216,812
Exchange-Traded Funds	1,355,903	-	-	1,355,903
Total Other	1,572,715	-	-	1,572,715
Investments in Securities	6,516,949	94,315,788	-	100,832,737
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	-	21,077	-	21,077
Liabilities
Forward Foreign Currency Exchange Contracts	-	(18,438)	-	(18,438)
Total	$6,516,949	$94,318,427	$-	$100,835,376

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d) Derivative Instruments are valued at unrealized appreciation (depreciation).

10

INVESTMENT PORTFOLIO
June 30, 2011 (Unaudited)	Columbia Select Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 18.3%
Hotels, Restaurants & Leisure — 3.1%
Chipotle Mexican Grill, Inc. (a)	548,500	169,042,215
Hotels, Restaurants & Leisure Total		169,042,215
Internet & Catalog Retail — 11.6%
Amazon.com, Inc. (a)	1,212,025	247,846,992
NetFlix, Inc. (a)	575,910	151,285,798
priceline.com, Inc. (a)	475,723	243,536,876
Internet & Catalog Retail Total		642,669,666
Textiles, Apparel & Luxury Goods — 3.6%
Lululemon Athletica, Inc. (a)	1,770,476	197,974,626
Textiles, Apparel & Luxury Goods Total		197,974,626
CONSUMER DISCRETIONARY TOTAL		1,009,686,507
CONSUMER STAPLES — 3.5%
Personal Products — 3.5%
Estée Lauder Companies, Inc., Class A	1,851,010	194,707,742
Personal Products Total		194,707,742
CONSUMER STAPLES TOTAL		194,707,742
ENERGY — 5.4%
Energy Equipment & Services — 2.9%
FMC Technologies, Inc. (a)	3,653,378	163,634,801
Energy Equipment & Services Total		163,634,801
Oil, Gas & Consumable Fuels — 2.5%
EOG Resources, Inc.	1,306,130	136,555,891
Oil, Gas & Consumable Fuels Total		136,555,891
ENERGY TOTAL		300,190,692
FINANCIALS — 4.7%
Capital Markets — 4.7%
Franklin Resources, Inc.	1,986,750	260,840,407
Capital Markets Total		260,840,407
FINANCIALS TOTAL		260,840,407
HEALTH CARE — 24.8%
Biotechnology — 11.4%
Alexion Pharmaceuticals, Inc. (a)	2,556,260	120,220,908
Biogen Idec, Inc. (a)	1,891,430	202,231,696
Celgene Corp. (a)	2,931,540	176,830,493
Dendreon Corp. (a)	3,327,630	131,241,727
Biotechnology Total		630,524,824

1

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 2.9%
St. Jude Medical, Inc.	3,368,740	160,621,523
Health Care Equipment & Supplies Total		160,621,523
Health Care Providers & Services — 3.5%
Medco Health Solutions, Inc. (a)	3,364,591	190,166,683
Health Care Providers & Services Total		190,166,683
Pharmaceuticals — 7.0%
Allergan, Inc.	2,047,690	170,470,192
Novo Nordisk A/S, ADR	1,729,017	216,611,250
Pharmaceuticals Total		387,081,442
HEALTH CARE TOTAL		1,368,394,472
INDUSTRIALS — 8.5%
Aerospace & Defense — 3.3%
Precision Castparts Corp.	1,100,970	181,274,710
Aerospace & Defense Total		181,274,710
Air Freight & Logistics — 5.2%
C.H. Robinson Worldwide, Inc.	1,710,560	134,860,550
Expeditors International of Washington, Inc.	2,945,892	150,800,212
Air Freight & Logistics Total		285,660,762
INDUSTRIALS TOTAL		466,935,472
INFORMATION TECHNOLOGY — 31.6%
Communications Equipment — 11.9%
Acme Packet, Inc. (a)	3,274,810	229,662,425
F5 Networks, Inc. (a)	1,903,959	209,911,480
QUALCOMM, Inc.	3,786,960	215,061,459
Communications Equipment Total		654,635,364
Computers & Peripherals — 4.0%
EMC Corp. (a)	8,104,800	223,287,240
Computers & Peripherals Total		223,287,240
Internet Software & Services — 7.6%
Baidu, Inc., ADR (a)	1,894,720	265,507,113
Google, Inc., Class A (a)	303,789	153,832,674
Internet Software & Services Total		419,339,787
IT Services — 4.1%
Cognizant Technology Solutions Corp., Class A (a)	3,127,670	229,383,318
IT Services Total		229,383,318

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 4.0%
Salesforce.com, Inc. (a)	1,475,700	219,849,786
Software Total		219,849,786
INFORMATION TECHNOLOGY TOTAL		1,746,495,495
MATERIALS — 2.7%
Chemicals — 2.7%
Praxair, Inc.	1,360,230	147,435,330
Chemicals Total		147,435,330
MATERIALS TOTAL		147,435,330

Total Common Stocks (cost of $4,334,178,546)		5,494,686,117

	Par ($)
Short-Term Obligation — 1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11, due 07/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/30/18, market value $70,988,369 (repurchase proceeds $69,593,019)	69,593,000	69,593,000

Total Short-Term Obligation (cost of $69,593,000)		69,593,000

Total Investments — 100.8% (cost of $4,403,771,546)(b)(c)		5,564,279,117

Other Assets & Liabilities, Net — (0.8)%		(44,750,381)

Net Assets — 100.0%		5,519,528,736

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign

4

markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$5,494,686,117	$—	$—	$5,494,686,117
Total Short-Term Obligation	—	69,593,000	—	69,593,000
Total Investments	$5,494,686,117	$69,593,000	$—	$5,564,279,117

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $4,403,771,546.
(c)	Unrealized appreciation and depreciation at June 30, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$1,197,106,055	$(36,598,484)	$1,160,507,571

Acronym		Name

ADR		American Depositary Receipt

5

INVESTMENT PORTFOLIO
June 30, 2011 (Unaudited)	Columbia Select Small Cap Fund

	Shares	Value ($)*
Common Stocks — 99.6%
CONSUMER DISCRETIONARY — 14.9%
Diversified Consumer Services — 3.5%
Coinstar, Inc. (a)	340,000	18,543,600
Diversified Consumer Services Total		18,543,600
Hotels, Restaurants & Leisure — 1.4%
Bravo Brio Restaurant Group, Inc. (a)	300,000	7,329,000
Hotels, Restaurants & Leisure Total		7,329,000
Household Durables — 6.8%
Harman International Industries, Inc.	280,000	12,759,600
Meritage Home Corp. (a)	440,000	9,926,400
Ryland Group, Inc.	840,000	13,885,200
Household Durables Total		36,571,200
Specialty Retail — 1.0%
Williams-Sonoma, Inc.	140,000	5,108,600
Specialty Retail Total		5,108,600
Textiles, Apparel & Luxury Goods — 2.2%
True Religion Apparel, Inc. (a)	100,000	2,908,000
Vera Bradley, Inc. (a)	240,000	9,168,000
Textiles, Apparel & Luxury Goods Total		12,076,000
CONSUMER DISCRETIONARY TOTAL		79,628,400
ENERGY — 11.6%
Energy Equipment & Services — 3.5%
Helmerich & Payne, Inc.	280,000	18,513,600
Energy Equipment & Services Total		18,513,600
Oil, Gas & Consumable Fuels — 8.1%
Carrizo Oil & Gas, Inc. (a)	280,000	11,690,000
Comstock Resources, Inc. (a)	440,000	12,667,600
SM Energy Co.	260,000	19,104,800
Oil, Gas & Consumable Fuels Total		43,462,400
ENERGY TOTAL		61,976,000
FINANCIALS — 10.5%
Capital Markets — 4.6%
Greenhill & Co., Inc.	100,000	5,382,000
KBW, Inc.	140,000	2,618,000
Legg Mason, Inc.	500,000	16,380,000
Capital Markets Total		24,380,000
Commercial Banks — 5.9%
City National Corp.	260,000	14,105,000

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Zions Bancorporation	740,000	17,767,400
Commercial Banks Total		31,872,400
FINANCIALS TOTAL		56,252,400
HEALTH CARE — 11.7%
Health Care Technology — 3.2%
athenahealth, Inc. (a)	420,000	17,262,000
Health Care Technology Total		17,262,000
Life Sciences Tools & Services — 4.6%
Charles River Laboratories International, Inc. (a)	440,000	17,886,000
Techne Corp.	80,000	6,669,600
Life Sciences Tools & Services Total		24,555,600
Pharmaceuticals — 3.9%
Endo Pharmaceuticals Holdings, Inc. (a)	520,000	20,888,400
Pharmaceuticals Total		20,888,400
HEALTH CARE TOTAL		62,706,000
INDUSTRIALS — 18.4%
Building Products — 3.5%
Quanex Building Products Corp.	610,000	9,997,900
Simpson Manufacturing Co., Inc.	300,000	8,961,000
Building Products Total		18,958,900
Construction & Engineering — 7.2%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	440,000	17,116,000
Granite Construction, Inc.	500,000	12,265,000
Shaw Group, Inc. (a)	300,000	9,063,000
Construction & Engineering Total		38,444,000
Professional Services — 5.1%
FTI Consulting, Inc. (a)	440,000	16,693,600
Towers Watson & Co., Class A	160,000	10,513,600
Professional Services Total		27,207,200
Road & Rail — 2.6%
Kansas City Southern (a)	240,000	14,239,200
Road & Rail Total		14,239,200
INDUSTRIALS TOTAL		98,849,300
INFORMATION TECHNOLOGY — 25.4%
Communications Equipment — 2.0%
Plantronics, Inc.	300,000	10,959,000
Communications Equipment Total		10,959,000

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 2.7%
STEC, Inc. (a)	860,000	14,628,600
Computers & Peripherals Total		14,628,600
Electronic Equipment, Instruments & Components — 1.9%
Jabil Circuit, Inc.	500,000	10,100,000
Electronic Equipment, Instruments & Components Total		10,100,000
Internet Software & Services — 2.5%
Digital River, Inc. (a)	420,000	13,507,200
Internet Software & Services Total		13,507,200
IT Services — 4.8%
CACI International, Inc., Class A (a)	220,000	13,877,600
Forrester Research, Inc. (a)	355,000	11,700,800
IT Services Total		25,578,400
Semiconductors & Semiconductor Equipment — 2.9%
Power Integrations, Inc.	400,000	15,372,000
Semiconductors & Semiconductor Equipment Total		15,372,000
Software — 8.6%
Fair Isaac Corp.	500,000	15,100,000
Kenexa Corp. (a)	300,000	7,194,000
Manhattan Associates, Inc. (a)	420,000	14,464,800
Websense, Inc. (a)	360,000	9,349,200
Software Total		46,108,000
INFORMATION TECHNOLOGY TOTAL		136,253,200
MATERIALS — 5.5%
Chemicals — 3.8%
Intrepid Potash, Inc. (a)	360,000	11,700,000
OM Group, Inc. (a)	220,000	8,940,800
Chemicals Total		20,640,800
Metals & Mining — 1.7%
Materion Corp (a)	240,000	8,872,800
Metals & Mining Total		8,872,800
MATERIALS TOTAL		29,513,600
TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 1.6%
Iridium Communications, Inc. (a)	1,000,000	8,650,000
Diversified Telecommunication Services Total		8,650,000
TELECOMMUNICATION SERVICES TOTAL		8,650,000

Total Common Stocks (cost of $411,671,295)		533,828,900

Total Investments — 99.6% (cost of $411,671,295)(b)(c)		533,828,900

Other Assets & Liabilities, Net — 0.4%		2,342,610

Net Assets — 100.0%		536,171,510

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.  Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$533,828,900	$—	$—	$533,828,900
Total Investments	$533,828,900	$—	$—	$533,828,900

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

5

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $411,671,295.
(c)	Unrealized appreciation and depreciation at June 30, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$131,582,889	$(9,425,284)	$122,157,605

6

INVESTMENT PORTFOLIO
June 30, 2011 (Unaudited)	Columbia U.S. Treasury Index Fund

	Par ($)	Value ($)*
Government & Agency Obligations — 99.3%
U.S. TREASURY BONDS — 20.4%
3.500% 05/15/20 (a)	5,570,000	5,814,969
3.500% 02/15/39 (a)	3,830,000	3,289,013
3.875% 08/15/40 (a)	2,245,000	2,055,578
4.250% 11/15/40	3,520,000	3,440,800
4.375% 11/15/39	2,225,000	2,226,044
4.375% 05/15/40 (a)	3,370,000	3,367,911
4.375% 05/15/41	2,485,000	2,481,123
4.500% 05/15/38 (a)	6,330,000	6,498,137
4.500% 08/15/39 (a)	3,590,000	3,670,775
4.625% 02/15/40 (a)	4,745,000	4,947,403
4.750% 02/15/37	1,110,000	1,187,354
4.750% 02/15/41	3,195,000	3,396,186
5.000% 05/15/37	415,000	460,974
5.250% 11/15/28	1,925,000	2,221,569
5.500% 08/15/28 (a)	2,075,000	2,463,089
6.125% 08/15/29	3,690,000	4,688,606
6.250% 08/15/23 (a)	1,760,000	2,232,725
6.500% 11/15/26	625,000	816,211
7.250% 08/15/22	2,645,000	3,604,638
7.500% 11/15/16 (a)	5,890,000	7,598,559
8.750% 05/15/17 (a)	3,105,000	4,262,339
11.250% 02/15/15 (a)	9,945,000	13,519,760
U.S. TREASURY BONDS TOTAL		84,243,763
U.S. TREASURY NOTES — 78.9%
0.375% 09/30/12	9,465,000	9,475,724
0.375% 10/31/12	3,215,000	3,218,141
0.500% 11/30/12	3,455,000	3,463,503
0.500% 05/31/13 (a)	2,845,000	2,848,112
0.500% 10/15/13	3,975,000	3,968,791
0.500% 11/15/13	2,925,000	2,918,145
0.625% 12/31/12	2,810,000	2,821,527
0.625% 01/31/13	3,065,000	3,077,452
0.625% 02/28/13	2,540,000	2,549,922
0.625% 04/30/13 (a)	2,720,000	2,729,765
0.750% 03/31/13 (a)	2,990,000	3,007,521
0.750% 06/15/14	2,600,000	2,596,142
1.000% 07/15/13	19,350,000	19,555,690
1.000% 05/15/14 (a)	1,870,000	1,882,564
1.250% 03/15/14 (a)	1,545,000	1,567,449
1.250% 04/15/14	1,700,000	1,723,905

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. TREASURY NOTES — (continued)
1.250% 10/31/15	6,200,000	6,147,684
1.375% 09/15/12	21,365,000	21,645,416
1.375% 10/15/12	1,935,000	1,961,606
1.375% 02/15/13	10,020,000	10,179,694
1.375% 11/30/15 (a)	4,420,000	4,398,245
1.500% 07/15/12 (a)	1,590,000	1,610,745
1.750% 04/15/13	13,460,000	13,776,579
1.750% 05/31/16	2,110,000	2,113,292
1.875% 02/28/14	10,745,000	11,079,943
1.875% 04/30/14	3,940,000	4,063,125
1.875% 08/31/17	6,185,000	6,061,300
1.875% 09/30/17	2,590,000	2,532,331
1.875% 10/31/17	2,820,000	2,751,922
2.000% 01/31/16 (a)	2,675,000	2,727,037
2.000% 04/30/16 (a)	2,165,000	2,197,821
2.125% 05/31/15	6,830,000	7,060,513
2.125% 02/29/16 (a)	1,635,000	1,673,831
2.250% 01/31/15 (a)	10,125,000	10,535,538
2.250% 03/31/16 (a)	1,885,000	1,938,760
2.375% 09/30/14 (a)	4,725,000	4,945,746
2.375% 10/31/14 (a)	9,680,000	10,123,915
2.375% 05/31/18	1,405,000	1,396,331
2.500% 03/31/13	5,775,000	5,985,920
2.625% 06/30/14	7,200,000	7,586,438
2.625% 04/30/16	3,600,000	3,761,719
2.625% 04/30/18	1,550,000	1,569,375
2.625% 08/15/20 (a)	5,765,000	5,580,341
2.625% 11/15/20	5,560,000	5,354,975
2.750% 12/31/17 (a)	1,605,000	1,647,884
2.750% 02/28/18 (a)	1,450,000	1,484,664
2.875% 03/31/18 (a)	1,045,000	1,076,513
3.125% 04/30/17	11,255,000	11,901,285
3.125% 05/15/19	2,255,000	2,328,288
3.125% 05/15/21 (a)	3,795,000	3,784,336
3.250% 12/31/16	10,660,000	11,372,056
3.375% 11/15/19	7,920,000	8,256,600
3.500% 02/15/18	7,700,000	8,261,261
3.625% 08/15/19	4,055,000	4,320,477
3.625% 02/15/20	3,965,000	4,194,538
3.625% 02/15/21 (a)	5,625,000	5,865,379

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. TREASURY NOTES — (continued)
3.875% 02/15/13	1,960,000	2,070,479
3.875% 05/15/18 (a)	4,375,000	4,792,336
4.000% 02/15/15	6,690,000	7,373,638
4.500% 02/15/16	12,520,000	14,160,320
6.625% 02/15/27	2,340,000	3,095,747
8.000% 11/15/21	765,000	1,089,288
U.S. TREASURY NOTES TOTAL		325,239,584

Total Government & Agency Obligations (cost of $399,152,148)		409,483,347

	Shares
Securities Lending Collateral — 22.2%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.220%) (b)	91,406,413	91,406,413

Total Securities Lending Collateral (cost of $91,406,413)		91,406,413

	Par ($)
Short-Term Obligation — 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11 due 07/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 05/15/30, market value $1,213,650 (repurchase proceeds $1,185,000)	1,185,000	1,185,000

Total Short-Term Obligation (cost of $1,185,000)		1,185,000

Total Investments — 121.8% (cost of $491,743,561)(c)(d)		502,074,760

Obligation to Return Collateral for Securities Loaned — (22.2)%		(91,406,413)

Other Assets & Liabilities, Net — 0.4%		1,571,784

Net Assets — 100.0%		412,240,131

3

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. Thisnditionnvestment to be reclassified between the various levels within the hierarchy.

4

This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.  These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government & Agency Obligations
U.S. Treasury Bonds	$84,243,763	$—	$—	$84,243,763
U.S. Treasury Notes	325,239,584	—	—	325,239,584
Total Government & Agency Obligations	409,483,347	—	—	409,483,347
Total Securities Lending Collateral	91,406,413	—	—	91,406,413
Total Short-Term Obligation	—	1,185,000	—	1,185,000
Total Investments	$500,889,760	$1,185,000	$—	$502,074,760

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	All or a portion of this security was on loan at June 30, 2011. The total market value of securities on loan at June 30, 2011 is $82,606,804.
(b)	Investment made with cash collateral received from securities lending activity.
(c)	Cost for federal income tax purposes is $492,447,265.
(d)	Unrealized appreciation and depreciation at June 30, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$10,569,599	$(942,104)	$9,627,495

5

INVESTMENT PORTFOLIO

June 30, 2011 (Unaudited)	Columbia Value and Restructuring Fund

	Shares	Value ($)*
Common Stocks — 97.6%
CONSUMER DISCRETIONARY — 4.4%
Automobiles — 1.0%
Ford Motor Co. (a)	4,500,000	62,055,000
Automobiles Total		62,055,000
Household Durables — 0.8%
Newell Rubbermaid, Inc.	3,500,000	55,230,000
Household Durables Total		55,230,000
Leisure Equipment & Products — 0.2%
Hasbro, Inc.	345,403	15,173,553
Leisure Equipment & Products Total		15,173,553
Specialty Retail — 2.4%
TJX Companies, Inc.	3,000,000	157,590,000
Specialty Retail Total		157,590,000
CONSUMER DISCRETIONARY TOTAL		290,048,553
CONSUMER STAPLES — 5.2%
Food Products — 0.2%
Dole Food Co., Inc. (a)	850,000	11,492,000
Food Products Total		11,492,000
Tobacco — 5.0%
Lorillard, Inc.	3,000,000	326,610,000
Tobacco Total		326,610,000
CONSUMER STAPLES TOTAL		338,102,000
ENERGY — 21.7%
Oil, Gas & Consumable Fuels — 21.7%
Alpha Natural Resources, Inc. (a)	4,550,000	206,752,000
Anadarko Petroleum Corp.	1,800,000	138,168,000
Apache Corp.	300,000	37,017,000
ConocoPhillips	2,600,000	195,494,000
Consol Energy, Inc.	4,000,000	193,920,000
Devon Energy Corp.	2,500,000	197,025,000
Murphy Oil Corp.	900,000	59,094,000
Noble Energy, Inc.	1,800,000	161,334,000
PetroHawk Energy Corp. (a)	1,300,000	32,071,000
Petroleo Brasileiro SA, ADR	5,800,000	196,388,000
Oil, Gas & Consumable Fuels Total		1,417,263,000
ENERGY TOTAL		1,417,263,000
FINANCIALS — 13.8%
Capital Markets — 3.4%
Apollo Global Management LLC	1,791,300	30,810,360
Apollo Investment Corp. (b)	4,600,000	46,966,000

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Goldman Sachs Group, Inc.	225,000	29,945,250
Invesco Ltd.	4,800,000	112,320,000
Capital Markets Total		220,041,610
Commercial Banks — 1.2%
PNC Financial Services Group, Inc.	1,300,000	77,493,000
Commercial Banks Total		77,493,000
Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	2,700,000	110,538,000
Diversified Financial Services Total		110,538,000
Insurance — 7.0%
ACE Ltd.	3,100,000	204,042,000
AIA Group Ltd. (a)	15,000,000	52,312,279
Loews Corp.	1,900,000	79,971,000
MetLife, Inc.	2,800,000	122,836,000
Insurance Total		459,161,279
Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	1,500,000	32,790,000
Real Estate Investment Trusts (REITs) Total		32,790,000
FINANCIALS TOTAL		900,023,889
HEALTH CARE — 6.0%
Health Care Equipment & Supplies — 1.1%
Baxter International, Inc.	1,200,000	71,628,000
Health Care Equipment & Supplies Total		71,628,000
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	4,600,000	190,440,000
Health Care Providers & Services Total		190,440,000
Pharmaceuticals — 2.0%
Pfizer, Inc.	4,000,000	82,400,000
Warner Chilcott PLC, Class A	2,100,000	50,673,000
Pharmaceuticals Total		133,073,000
HEALTH CARE TOTAL		395,141,000
INDUSTRIALS — 18.6%
Aerospace & Defense — 3.9%
AerCap Holdings NV (a)	5,400,000	70,254,000
Bombardier, Inc., Class B	5,300,000	38,160,000
United Technologies Corp.	1,650,000	146,041,500
Aerospace & Defense Total		254,455,500
Airlines — 1.9%
Copa Holdings SA, Class A	1,900,000	126,806,000
Airlines Total		126,806,000

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 0.8%
AECOM Technology Corp. (a)	1,900,000	51,946,000
Construction & Engineering Total		51,946,000
Industrial Conglomerates — 1.7%
Tyco International Ltd.	2,300,000	113,689,000
Industrial Conglomerates Total		113,689,000
Machinery — 5.5%
AGCO Corp. (a)	2,000,000	98,720,000
Eaton Corp.	3,400,000	174,930,000
Stanley Black & Decker, Inc.	1,200,000	86,460,000
Machinery Total		360,110,000
Road & Rail — 4.8%
Union Pacific Corp.	3,000,000	313,200,000
Road & Rail Total		313,200,000
INDUSTRIALS TOTAL		1,220,206,500
INFORMATION TECHNOLOGY — 8.4%
Communications Equipment — 3.4%
Cisco Systems, Inc.	2,600,000	40,586,000
Harris Corp.	4,000,000	180,240,000
Communications Equipment Total		220,826,000
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	1,900,000	34,485,000
Electronic Equipment, Instruments & Components Total		34,485,000
IT Services — 3.9%
International Business Machines Corp.	1,400,000	240,170,000
Visa, Inc., Class A	225,000	18,958,500
IT Services Total		259,128,500
Office Electronics — 0.6%
Xerox Corp.	3,600,000	37,476,000
Office Electronics Total		37,476,000
INFORMATION TECHNOLOGY TOTAL		551,915,500
MATERIALS — 15.3%
Chemicals — 7.6%
Celanese Corp., Series A	5,000,000	266,550,000
Lanxess AG	1,700,000	139,533,400
Methanex Corp.	1,400,000	43,932,000
PPG Industries, Inc.	500,000	45,395,000
Chemicals Total		495,410,400
Metals & Mining — 7.7%
Cliffs Natural Resources, Inc.	850,000	78,582,500

3

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Freeport-McMoRan Copper & Gold, Inc.	3,100,000	163,990,000
Grupo Mexico SAB de CV, Series B	24,000,000	79,244,993
Molycorp, Inc. (a)	400,000	24,424,000
Schnitzer Steel Industries, Inc., Class A	950,000	54,720,000
Southern Copper Corp.	3,250,000	106,827,500
Metals & Mining Total		507,788,993
MATERIALS TOTAL		1,003,199,393
TELECOMMUNICATION SERVICES — 4.2%
Diversified Telecommunication Services — 0.5%
Windstream Corp.	2,600,000	33,696,000
Diversified Telecommunication Services Total		33,696,000
Wireless Telecommunication Services — 3.7%
America Movil SAB de CV, Series L, ADR	4,500,000	242,460,000
Wireless Telecommunication Services Total		242,460,000
TELECOMMUNICATION SERVICES TOTAL		276,156,000

Total Common Stocks (cost of $4,072,380,627)		6,392,055,835
Convertible Preferred Stocks — 2.0%
CONSUMER STAPLES — 0.5%
Food Products — 0.5%
Dole Food Automatic Common Exchange Security Trust, 7.000% (c)	2,600,000	32,825,000
Food Products Total		32,825,000
CONSUMER STAPLES TOTAL		32,825,000
ENERGY — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Apache Corp., 6.000%	350,000	23,078,125
Oil, Gas & Consumable Fuels Total		23,078,125
ENERGY TOTAL		23,078,125
FINANCIALS — 1.1%
Diversified Financial Services — 0.6%
Citigroup, Inc., 7.500%	300,000	36,045,000
Diversified Financial Services Total		36,045,000

4

	Shares	Value ($)
Convertible Preferred Stocks — (continued)
FINANCIALS — (continued)
Insurance — 0.5%
Hartford Financial Services Group, Inc., 7.250%	1,300,000	33,353,060
Insurance Total		33,353,060
FINANCIALS TOTAL		69,398,060
MATERIALS — 0.1%
Metals & Mining — 0.1%
Molycorp, Inc., 5.500%	30,000	3,476,100
Metals & Mining Total		3,476,100
MATERIALS TOTAL		3,476,100

Total Convertible Preferred Stocks (cost of $115,425,091)		128,777,285

	Par ($)
Convertible Bond — 0.2%
FINANCIALS — 0.2%
Investment Companies — 0.2%
Apollo Investment Corp.
5.750% 01/15/16 (c)	13,000,000	12,805,000
Investment Companies Total		12,805,000
FINANCIALS TOTAL		12,805,000

Total Convertible Bond (cost of $12,819,813)		12,805,000

	Units
Warrants — 0.3%
FINANCIALS — 0.3%
Insurance — 0.3%
Hartford Financial Services Group, Inc., Expiring 06/19/26 (a)	1,200,000	21,468,000
Insurance Total		21,468,000
FINANCIALS TOTAL		21,468,000

Total Warrants (cost of $17,226,860)		21,468,000

Total Investments — 100.1% (cost of $4,217,852,391)(d)(e)		6,555,106,120

Other Assets & Liabilities, Net — (0.1)%		(3,515,627)

Net Assets — 100.0%		6,551,590,493

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affect the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

6

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

7

The following table is a summary of the inputs used, to value the Fund’s investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$290,048,553	$—	$—	$290,048,553
Consumer Staples	338,102,000	—	—	338,102,000
Energy	1,417,263,000	—	—	1,417,263,000
Financials	847,711,610	52,312,279	—	900,023,889
Health Care	395,141,000	—	—	395,141,000
Industrials	1,220,206,500	—	—	1,220,206,500
Information Technology	551,915,500	—	—	551,915,500
Materials	863,665,993	139,533,400	—	1,003,199,393
Telecommunication Services	276,156,000	—	—	276,156,000
Total Common Stocks	6,200,210,156	191,845,679	—	6,392,055,835
Convertible Preferred Stocks
Consumer Staples	—	32,825,000	—	32,825,000
Energy	—	23,078,125	—	23,078,125
Financials	—	69,398,060	—	69,398,060
Materials	3,476,100	—	—	3,476,100
Total Convertible Preferred Stocks	3,476,100	125,301,185	—	128,777,285
Total Convertible Bond	—	12,805,000	—	12,805,000
Total Warrants	21,468,000	—	—	21,468,000
Total Investments	$6,225,154,256	$329,951,864	$—	$6,555,106,120

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$95,351,000	$95,351,000	$—

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using  observable market inputs rather than quoted prices for identical assets as of period end.

(a)	Non-income producing security.
(b)	Closed-end Management Investment Company.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities, which are not illiquid, amounted to $45,630,000, which represents 0.7% of net assets.

(d)	Cost for federal income tax purposes is $4,217,852,391.
(e)	Unrealized appreciation and depreciation at June 30, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$2,506,869,401	$(169,615,672)	$2,337,253,729

For the three months ending June 30, 2011, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2011	5,000	$1,450,454
Options written	9,496	1,658,562
Options terminated in closing purchase transactions	(3,996)	(1,140,036)
Options exercised	(2,000)	(846,232)
Options expired	(8,500)	(1,122,748)
Options outstanding at June 30, 2011	—	$—

8

Acronym	Name

ADR	American Depositary Receipt

9

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 19, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 19, 2011